PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.3%
Communication Services : 2.7%
7,747
(1)
Advantage Solutions,
Inc.
$ 11,853
0.0
18,540
(1)
Altice USA, Inc. - Class
A
44,681
0.0
30,254
(1)
AMC Entertainment
Holdings, Inc. - Class A
87,737
0.1
2,561
(1)
AMC Networks, Inc.
- Class A
21,103
0.0
2,885
(1)
Angi, Inc.
46,910
0.0
934
(1)
Anterix, Inc.
20,053
0.0
995
(1)
Arena Group Holdings,
Inc.
5,443
0.0
3,837
(1)
Atlanta Braves
Holdings, Inc. - Class
C
159,581
0.1
858
ATN International, Inc.
12,844
0.0
1,931
(1)
Bandwidth, Inc. - Class
A
32,190
0.0
1,833
(1)
Boston Omaha Corp.
- Class A
23,976
0.0
5,205
(1)
Bumble, Inc. - Class A
31,698
0.0
372
Cable One, Inc.
65,863
0.0
5,661
(1)
CarGurus, Inc.
210,759
0.1
4,244
(1)
Cars.com, Inc.
51,862
0.0
7,241  Cinemark Holdings,
Inc.
202,893
0.1
3,111  Cogent
Communications
Holdings, Inc.
119,307
0.1
2,384
CuriosityStream, Inc.
12,635
0.0
9,333
(1)
EchoStar Corp. - Class
A
712,668
0.4
5,640
(1)
Eventbrite, Inc. - Class
A
14,213
0.0
1,918
(1)
EverQuote, Inc. - Class
A
43,865
0.0
4,388
(1)
EW Scripps Co.
- Class A
10,794
0.0
22,686
(1)(2)
fuboTV, Inc.
94,147
0.1
9,978
(1)
Gannett Co., Inc.
41,209
0.0
8,374
(1)(2)
Getty Images
Holdings, Inc.
16,580
0.0
3,422
(1)
Globalstar, Inc.
124,526
0.1
4,802
(1)
Gogo, Inc.
41,249
0.0
6,109
Gray Television, Inc.
35,310
0.0
2,168
(1)
Grindr, Inc.
32,563
0.0
922
(1)
Ibotta, Inc. - Class A
25,678
0.0
1,107
IDT Corp. - Class B
57,907
0.0
8,722
(1)
iHeartMedia, Inc.
- Class A
25,032
0.0
3,035
(1)
IMAX Corp.
99,396
0.1
5,370
(1)
Integral Ad Science
Holding Corp.
54,613
0.0
2,853  John Wiley & Sons,
Inc. - Class A
115,461
0.1
11,363
(1)
Liberty Latin America
Ltd. - Class C
95,904
0.1
13,500
(1)
Lionsgate Studios
Corp.
93,150
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
65,848
(1)
Lumen Technologies,
Inc.
$ 402,990
0.2
2,715
(1)
Madison Square
Garden Entertainment
Corp.
122,827
0.1
9,655
(1)
Magnite, Inc.
210,286
0.1
1,862
Marcus Corp.
28,880
0.0
2,393
(1)
MediaAlpha, Inc.
- Class A
27,232
0.0
4,860  National CineMedia,
Inc.
21,919
0.0
665
(1)
Newsmax, Inc.
8,246
0.0
15,224
(1)
Nextdoor Holdings,
Inc.
31,818
0.0
2,742
(1)
Nexxen International
Ltd.
25,363
0.0
7,854
(1)
Playstudios, Inc.
7,560
0.0
4,050
Playtika Holding Corp.
15,754
0.0
2,937
(1)
PubMatic, Inc. - Class
A
24,318
0.0
3,812
(1)
QuinStreet, Inc.
58,972
0.0
6,634
(1)(2)
Rumble, Inc.
48,030
0.0
1,500
Scholastic Corp.
41,070
0.0
3,680  Shenandoah
Telecommunications
Co.
49,386
0.0
1,763
Shutterstock, Inc.
36,758
0.0
2,734
Sinclair, Inc.
41,283
0.0
1,909
(1)(2)
Sphere Entertainment
Co.
118,587
0.1
1,545
Spok Holdings, Inc.
26,651
0.0
8,118
(1)
Stagwell, Inc.
45,704
0.0
962
(1)
Starz Entertainment
Corp.
14,170
0.0
1,938
(1)
TechTarget, Inc.
11,260
0.0
10,966
TEGNA, Inc.
222,939
0.1
6,782  Telephone and Data
Systems, Inc.
266,126
0.2
2,565
(1)
Thryv Holdings, Inc.
30,934
0.0
8,020
(1)
TripAdvisor, Inc.
130,405
0.1
6,675
(1)
TrueCar, Inc.
12,282
0.0
9,915
(1)
Uniti Group, Inc.
60,680
0.0
10,573
(1)
Vimeo, Inc.
81,941
0.1
223
(1)
Vivid Seats, Inc.
- Class A
3,706
0.0
1,365
(1)
Webtoon
Entertainment, Inc.
26,495
0.0
3,934
(1)
WideOpenWest, Inc.
20,299
0.0
4,256
(1)
Yelp, Inc.
132,787
0.1
2,927
(1)
Ziff Davis, Inc.
111,519
0.1
4,458
(1)
ZipRecruiter, Inc.
- Class A
18,813
0.0
5,433,643
2.7
Consumer Discretionary : 9.6%
3,248
(1)
Abercrombie & Fitch
Co. - Class A
277,866
0.2
4,560  Academy Sports &
Outdoors, Inc.
228,091
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,856
(1)
Accel Entertainment,
Inc.
$ 42,686
0.0
1,948  Acushnet Holdings
Corp.
152,899
0.1
5,850
(1)
Adient PLC
140,868
0.1
2,481
(1)
Adtalem Global
Education, Inc.
383,190
0.2
4,140  Advance Auto Parts,
Inc.
254,196
0.1
1,365  A-Mark Precious
Metals, Inc.
35,313
0.0
7,890
(1)
American Axle
& Manufacturing
Holdings, Inc.
47,419
0.0
11,198  American Eagle
Outfitters, Inc.
191,598
0.1
1,247
(1)
American Public
Education, Inc.
49,219
0.0
537
(1)
America's Car-Mart,
Inc.
15,686
0.0
7,792
(1)
AMMO, Inc.
11,532
0.0
3,766
(1)
Arhaus, Inc.
40,033
0.0
5,986
Arko Corp.
27,356
0.0
1,352
(1)
Asbury Automotive
Group, Inc.
330,496
0.2
586
(1)
Bally's Corp.
6,505
0.0
1,079
(1)
Barnes & Noble
Education, Inc.
10,736
0.0
2,171
(1)
Beazer Homes USA,
Inc.
53,298
0.0
1,467
(1)
BJ's Restaurants, Inc.
44,787
0.0
5,826
Bloomin' Brands, Inc.
41,772
0.0
2,121
(1)
Boot Barn Holdings,
Inc.
351,492
0.2
3,041
(1)
Brinker International,
Inc.
385,234
0.2
2,184
Buckle, Inc.
128,113
0.1
876  Build-A-Bear
Workshop, Inc.
57,124
0.0
2,422
Caleres, Inc.
31,583
0.0
4,120  Camping World
Holdings, Inc. - Class A
65,055
0.0
7,971
(1)
Capri Holdings Ltd.
158,782
0.1
1,049
Carriage Services, Inc.
46,722
0.0
2,480
Carter's, Inc.
69,986
0.0
526
(1)
Cavco Industries, Inc.
305,464
0.2
1,872  Century Communities,
Inc.
118,629
0.1
3,193
(2)
Cheesecake Factory,
Inc.
174,466
0.1
364
(1)
Citi Trends, Inc.
11,295
0.0
1,206
(1)
Cooper-Standard
Holdings, Inc.
44,538
0.0
9,622
(1)
Coursera, Inc.
112,674
0.1
1,552
(2)
Cracker Barrel Old
Country Store, Inc.
68,381
0.0
3,288
Cricut, Inc. - Class A
20,682
0.0
9,066
Dana, Inc.
181,683
0.1
1,906
(1)
Dave & Buster's
Entertainment, Inc.
34,613
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,670
(1)
Denny's Corp.
$ 19,194
0.0
1,029
(2)
Dine Brands Global,
Inc.
25,437
0.0
1,911
(1)
Dorman Products, Inc.
297,887
0.2
2,142
(1)(2)
Dream Finders Homes,
Inc. - Class A
55,521
0.0
1,927
(1)
El Pollo Loco Holdings,
Inc.
18,692
0.0
4,524  Ermenegildo Zegna
NV
42,752
0.0
1,626  Ethan Allen Interiors,
Inc.
47,902
0.0
2,316
(1)
European Wax Center,
Inc. - Class A
9,241
0.0
9,075
(1)
EVgo, Inc.
42,925
0.0
6,313
(1)
Faraday Future
Intelligent Electric, Inc.
8,207
0.0
6,210
(1)
Figs, Inc. - Class A
41,545
0.0
2,819
(1)
First Watch Restaurant
Group, Inc.
44,089
0.0
351  Flexsteel Industries,
Inc.
16,269
0.0
2,886
(1)
Fox Factory Holding
Corp.
70,101
0.0
5,138
(1)
Frontdoor, Inc.
345,736
0.2
2,531
(1)
Funko, Inc. - Class A
8,707
0.0
8,675
Garrett Motion, Inc.
118,153
0.1
756
(1)
Genesco, Inc.
21,916
0.0
15,132
(1)
Genius Sports Ltd.
187,334
0.1
2,229
(1)
Gentherm, Inc.
75,920
0.0
1,786
(1)
GigaCloud Technology,
Inc. - Class A
50,722
0.0
2,738
(1)
G-III Apparel Group
Ltd.
72,858
0.0
7,018
(1)
Global Business Travel
Group I
56,705
0.0
1,378  Golden Entertainment,
Inc.
32,493
0.0
18,055
(1)
Goodyear Tire &
Rubber Co.
135,051
0.1
218  Graham Holdings Co.
- Class B
256,654
0.1
2,160
(1)
Green Brick Partners,
Inc.
159,538
0.1
865  Group 1 Automotive,
Inc.
378,446
0.2
1,757
(1)(2)
Groupon, Inc.
41,026
0.0
673  Hamilton Beach
Brands Holding Co.
- Class A
9,671
0.0
23,998
(1)
Hanesbrands, Inc.
158,147
0.1
1,130  Haverty Furniture Cos.,
Inc.
24,781
0.0
1,615
(1)
Helen of Troy Ltd.
40,698
0.0
3,991
(1)
Hilton Grand
Vacations, Inc.
166,864
0.1
2,892
(1)
Holley, Inc.
9,081
0.0
342
(1)
Hovnanian Enterprises,
Inc. - Class A
43,944
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,613  Installed Building
Products, Inc.
$ 397,863
0.2
7,591
(2)
International Game
Technology PLC
130,945
0.1
1,366
Jack in the Box, Inc.
27,006
0.0
726
JAKKS Pacific, Inc.
13,598
0.0
4,559
KB Home
290,135
0.2
2,210
(1)
KinderCare Learning
Cos., Inc.
14,674
0.0
7,528
Kohl's Corp.
115,705
0.1
3,787
Kontoor Brands, Inc.
302,089
0.2
5,259
Krispy Kreme, Inc.
20,352
0.0
432
(1)
Kura Sushi USA, Inc.
- Class A
25,665
0.0
981
(1)
Lands' End, Inc.
13,832
0.0
3,322
(1)
Latham Group, Inc.
25,280
0.0
8,914
(1)
Laureate Education,
Inc.
281,148
0.2
2,853
La-Z-Boy, Inc.
97,915
0.1
1,699
LCI Industries
158,262
0.1
789
(1)
Legacy Housing Corp.
21,705
0.0
9,259
Leggett & Platt, Inc.
82,220
0.1
1,476
(1)
LGI Homes, Inc.
76,324
0.1
9,357
(1)
Life Time Group
Holdings, Inc.
258,253
0.1
2,176
(1)
Lincoln Educational
Services Corp.
51,136
0.0
2,666
(1)
Lindblad Expeditions
Holdings, Inc.
34,125
0.0
2,625
(1)
Livewire Group, Inc.
12,469
0.0
913
(1)
Lovesac Co.
15,457
0.0
2,871
(1)(2)
Luminar Technologies,
Inc.
5,484
0.0
1,809
(1)
M/I Homes, Inc.
261,292
0.1
1,468
(1)
Malibu Boats, Inc.
- Class A
47,637
0.0
1,443
(1)
MarineMax, Inc.
36,551
0.0
1,920  Marriott Vacations
Worldwide Corp.
127,795
0.1
1,369
(1)
MasterCraft Boat
Holdings, Inc.
29,379
0.0
976
(1)
McGraw Hill, Inc.
12,249
0.0
4,890
Meritage Homes Corp.
354,183
0.2
6,826
(1)
Mister Car Wash, Inc.
36,383
0.0
3,605
(1)
Modine Manufacturing
Co.
512,487
0.3
892  Monarch Casino &
Resort, Inc.
94,409
0.1
2,183
Monro, Inc.
39,228
0.0
1,081
(1)
Motorcar Parts of
America, Inc.
17,880
0.0
1,250
Movado Group, Inc.
23,712
0.0
197
Nathan's Famous, Inc.
21,816
0.0
5,388
(1)
National Vision
Holdings, Inc.
157,276
0.1
2,013
(1)
ODP Corp.
56,062
0.0
6,801  OneSpaWorld
Holdings Ltd.
143,773
0.1
872
(1)(2)
OneWater Marine, Inc.
- Class A
13,812
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,868
(1)
Overstock.com, Inc.
$ 37,868
0.0
1,030
Oxford Industries, Inc.
41,756
0.0
2,222  Papa John's
International, Inc.
106,989
0.1
2,228
Patrick Industries, Inc.
230,442
0.1
25,386
(1)
Peloton Interactive,
Inc. - Class A
228,474
0.1
4,375  Perdoceo Education
Corp.
164,762
0.1
5,389
(1)
Petco Health &
Wellness Co., Inc.
20,855
0.0
2,681
Phinia, Inc.
154,104
0.1
3,706
Polaris, Inc.
215,430
0.1
3,882
(1)
Portillo's, Inc. - Class A
25,039
0.0
1,861
(1)
Potbelly Corp.
31,711
0.0
614  RCI Hospitality
Holdings, Inc.
18,733
0.0
6,671
(1)
RealReal, Inc.
70,913
0.0
3,332  Red Rock Resorts, Inc.
- Class A
203,452
0.1
3,683
Rent-A-Center, Inc.
87,029
0.1
2,794
(1)
Revolve Group, Inc.
59,512
0.0
576
Rocky Brands, Inc.
17,159
0.0
6,027
(1)
Rush Street
Interactive, Inc.
123,433
0.1
25,386
(1)
Sabre Corp.
46,456
0.0
7,099
(1)
Sally Beauty Holdings,
Inc.
115,572
0.1
2,140
(1)
Savers Value Village,
Inc.
28,355
0.0
1,884
(1)
SeaWorld
Entertainment, Inc.
97,403
0.1
3,291
(1)
Serve Robotics, Inc.
38,274
0.0
2,658
(1)
Shake Shack, Inc.
- Class A
248,815
0.1
1,294
Shoe Carnival, Inc.
26,902
0.0
2,763
Signet Jewelers Ltd.
265,027
0.1
6,530
(1)
Six Flags
Entertainment Corp.
148,362
0.1
3,723
(1)
Skyline Champion
Corp.
284,325
0.2
1,408
(1)
Sleep Number Corp.
9,884
0.0
3,154  Smith & Wesson
Brands, Inc.
31,004
0.0
10,705
(1)(2)
Solid Power, Inc.
37,146
0.0
1,028  Sonic Automotive, Inc.
- Class A
78,221
0.1
8,181
(1)
Sonos, Inc.
129,260
0.1
1,584  Standard Motor
Products, Inc.
64,659
0.0
4,827
Steven Madden Ltd.
161,608
0.1
7,466
(1)
Stitch Fix, Inc. - Class
A
32,477
0.0
1,651  Strategic Education,
Inc.
142,002
0.1
296
(1)
Strattec Security Corp.
20,146
0.0
2,956
(1)
Stride, Inc.
440,267
0.2
1,174  Sturm Ruger & Co.,
Inc.
51,034
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
11,023  Super Group SGHC
Ltd.
$ 145,504
0.1
7,183
(1)
Sweetgreen, Inc.
- Class A
57,320
0.0
2,463
(1)
Target Hospitality
Corp.
20,886
0.0
6,654
(1)
Taylor Morrison Home
Corp.
439,231
0.2
6,420
(1)
ThredUp, Inc. - Class A
60,669
0.0
9,391
(1)
Topgolf Callaway
Brands Corp.
89,214
0.1
5,975
(1)
Tri Pointe Homes, Inc.
202,971
0.1
6,583
(1)
Udemy, Inc.
46,147
0.0
3,151
(1)
Universal Technical
Institute, Inc.
102,565
0.1
4,231
(1)
Urban Outfitters, Inc.
302,220
0.2
1,473
(1)
Viad Corp.
53,293
0.0
4,822
(1)
Victoria's Secret & Co.
130,869
0.1
1,870
Visteon Corp.
224,138
0.1
6,749
(1)
Warby Parker, Inc.
- Class A
186,137
0.1
205
Winmark Corp.
102,043
0.1
1,957  Winnebago Industries,
Inc.
65,442
0.0
5,564  Wolverine World Wide,
Inc.
152,676
0.1
1,740
(1)
XPEL, Inc.
57,542
0.0
1,955
(1)
Xponential Fitness,
Inc. - Class A
15,229
0.0
1,174
(1)
Zumiez, Inc.
23,022
0.0
19,155,813
9.6
Consumer Staples : 2.0%
2,284
Andersons, Inc.
90,926
0.1
5,587
(2)
B&G Foods, Inc.
24,750
0.0
8,229
(1)
Beauty Health Co.
16,376
0.0
5,129
(1)(2)
Beyond Meat, Inc.
9,694
0.0
5,767
(1)
BRC, Inc. - Class A
8,997
0.0
1,197
Calavo Growers, Inc.
30,811
0.0
3,164
Cal-Maine Foods, Inc.
297,732
0.2
4,267
(1)
Central Garden & Pet
Co. - Class A
126,005
0.1
2,492
(1)
Chefs' Warehouse, Inc.
145,358
0.1
5,195
Dole PLC
69,821
0.0
3,049  Edgewell Personal
Care Co.
62,078
0.0
4,703  Energizer Holdings,
Inc.
117,058
0.1
2,345  Fresh Del Monte
Produce, Inc.
81,418
0.0
6,640
(1)
Grocery Outlet Holding
Corp.
106,572
0.1
995
(1)
Guardian Pharmacy
Services, Inc. - Class A
26,099
0.0
6,421
(1)
Hain Celestial Group,
Inc.
10,145
0.0
7,038
(1)
Herbalife Ltd.
59,401
0.0
3,623
(1)
HF Foods Group, Inc.
9,999
0.0
6,464
(1)
Honest Co., Inc.
23,788
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
1,061  Ingles Markets, Inc.
- Class A
$ 73,803
0.0
1,220
Inter Parfums, Inc.
120,024
0.1
1,079  J & J Snack Foods
Corp.
103,681
0.1
622  John B Sanfilippo &
Son, Inc.
39,982
0.0
1,383  Lancaster Colony
Corp.
238,969
0.1
828
Lifevantage Corp.
8,056
0.0
1,362
Limoneira Co.
20,226
0.0
2,666
(1)
Mama's Creations, Inc.
28,020
0.0
972
MGP Ingredients, Inc.
23,513
0.0
3,368
(1)
Mission Produce, Inc.
40,483
0.0
1,724
(1)
National Beverage
Corp.
63,650
0.0
925  Natural Grocers by
Vitamin Cottage, Inc.
37,000
0.0
1,024
(1)
Nature's Sunshine
Products, Inc.
15,892
0.0
3,526  Nu Skin Enterprises,
Inc. - Class A
42,982
0.0
734  Oil-Dri Corp. of
America
44,803
0.0
10,607
(1)
Olaplex Holdings, Inc.
13,895
0.0
1,767
PriceSmart, Inc.
214,143
0.1
355
(1)
Seneca Foods Corp.
- Class A
38,319
0.0
6,377
(1)
Simply Good Foods
Co.
158,277
0.1
1,732  Spectrum Brands
Holdings, Inc.
90,982
0.1
6,640
(1)
SunOpta, Inc.
38,910
0.0
1,271
(2)
Tootsie Roll Industries,
Inc.
53,280
0.0
3,495
(1)
TreeHouse Foods, Inc.
70,634
0.0
1,190  Turning Point Brands,
Inc.
117,643
0.1
4,147
(1)
United Natural Foods,
Inc.
156,010
0.1
1,719
Universal Corp.
96,041
0.1
764
(1)
USANA Health
Sciences, Inc.
21,048
0.0
5,077
Utz Brands, Inc.
61,686
0.0
782  Village Super Market,
Inc. - Class A
29,216
0.0
2,803
(1)
Vita Coco Co., Inc.
119,043
0.1
2,422
(1)
Vital Farms, Inc.
99,665
0.1
3,455
(1)
Waldencast PLC
- Class A
6,841
0.0
937
WD-40 Co.
185,151
0.1
1,187
Weis Markets, Inc.
85,310
0.1
2,758
(1)(2)
Westrock Coffee Co.
13,404
0.0
2,359
(1)
Zevia PBC - Class A
6,416
0.0
3,894,026
2.0
Energy : 4.7%
11,439
Archrock, Inc.
300,960
0.2
2,640  Ardmore Shipping
Corp.
31,337
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
2,171  Aris Water Solutions,
Inc. - Class A
$ 53,537
0.0
5,290
(2)
Atlas Energy Solutions,
Inc.
60,147
0.0
6,069
Berry Corp.
22,941
0.0
1,183
(1)
BKV Corp.
27,363
0.0
16,363
Borr Drilling Ltd.
44,016
0.0
2,024
(1)
Bristow Group, Inc.
73,026
0.0
4,659
Cactus, Inc. - Class A
183,891
0.1
4,664  California Resources
Corp.
248,032
0.1
4,842
(1)
Calumet, Inc.
88,367
0.1
1,071
(1)(2)
Centrus Energy Corp.
- Class A
332,085
0.2
12,142
(1)
Clean Energy Fuels
Corp.
31,326
0.0
9,429
(1)
CNX Resources Corp.
302,859
0.2
5,182
(1)
Comstock Resources,
Inc.
102,759
0.1
3,355
Core Laboratories, Inc.
41,468
0.0
3,612  Core Natural
Resources, Inc.
301,530
0.2
12,118  Crescent Energy Co.
- Class A
108,093
0.1
2,211
CVR Energy, Inc.
80,657
0.0
4,208  Delek US Holdings,
Inc.
135,792
0.1
9,019
DHT Holdings, Inc.
107,777
0.1
3,911  Diversified Energy Co.
PLC
54,793
0.0
1,640
(1)
DMC Global, Inc.
13,858
0.0
2,595
Dorian LPG Ltd.
77,331
0.0
13,176
(1)
Encore Energy Corp.
42,295
0.0
14,486
(1)
Energy Fuels, Inc./
Canada
222,360
0.1
1,499  Excelerate Energy, Inc.
- Class A
37,760
0.0
7,223
(1)
Expro Group Holdings
NV
85,809
0.1
2,143
FLEX LNG Ltd.
54,004
0.0
1,297  Flowco Holdings, Inc.
- Class A
19,260
0.0
913
(1)
Forum Energy
Technologies, Inc.
24,386
0.0
16,488
(1)
Gevo, Inc.
32,316
0.0
6,883
Golar LNG Ltd.
278,142
0.1
3,978  Granite Ridge
Resources, Inc.
21,521
0.0
4,558
(1)
Green Plains, Inc.
40,065
0.0
1,029
(1)
Gulfport Energy Corp.
186,228
0.1
9,947
(1)
Helix Energy Solutions
Group, Inc.
65,252
0.0
6,654  Helmerich & Payne,
Inc.
146,987
0.1
1,387
(2)
HighPeak Energy, Inc.
9,806
0.0
1,079
(1)
Infinity Natural
Resources, Inc. - Class
A
14,146
0.0
2,819
(1)
Innovex International,
Inc.
52,264
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
2,825  International Seaways,
Inc.
$ 130,176
0.1
2,940
(2)
Kinetik Holdings, Inc.
125,656
0.1
4,441  Kodiak Gas Services,
Inc.
164,184
0.1
2,746
(1)
Kolibri Global Energy,
Inc.
15,240
0.0
33,126
(1)
Kosmos Energy Ltd.
54,989
0.0
10,885
Liberty Energy, Inc.
134,321
0.1
1,447
(1)
Lightbridge Corp.
30,691
0.0
12,505  Magnolia Oil & Gas
Corp. - Class A
298,494
0.2
9,389
Murphy Oil Corp.
266,742
0.1
979
(1)
Nabors Industries Ltd.
40,012
0.0
4,505
(1)
National Energy
Services Reunited
Corp.
46,221
0.0
854  Natural Gas Services
Group, Inc.
23,903
0.0
2,343
(2)
Navigator Holdings
Ltd.
36,293
0.0
11,658
(1)(2)
New Fortress Energy,
Inc.
25,764
0.0
9,134
(1)
NextDecade Corp.
62,020
0.0
8,828
(2)
Noble Corp. PLC
249,656
0.1
15,034  Nordic American
Tankers Ltd.
47,207
0.0
6,577  Northern Oil and Gas,
Inc.
163,110
0.1
6,805
(1)
Oceaneering
International, Inc.
168,628
0.1
4,223
(1)
Oil States International,
Inc.
25,591
0.0
3,589
(1)
Par Pacific Holdings,
Inc.
127,122
0.1
25,153  Patterson-UTI Energy,
Inc.
130,293
0.1
5,833  PBF Energy, Inc.
- Class A
175,982
0.1
8,518
Peabody Energy Corp.
225,897
0.1
6,072
(1)
ProPetro Holding Corp.
31,817
0.0
2,102
(1)
REX American
Resources Corp.
64,363
0.0
983  Riley Exploration
Permian, Inc.
26,649
0.0
6,270
RPC, Inc.
29,845
0.0
5,112
(1)
Sable Offshore Corp.
89,256
0.1
2,765  SandRidge Energy,
Inc.
31,189
0.0
3,037
Scorpio Tankers, Inc.
170,224
0.1
1,996
(1)
SEACOR Marine
Holdings, Inc.
12,954
0.0
4,459
(1)
Seadrill Ltd.
134,706
0.1
6,590  Select Water Solutions,
Inc.
70,447
0.0
8,669
SFL Corp. Ltd.
65,278
0.0
7,851
SM Energy Co.
196,039
0.1
2,483  Solaris Oilfield
Infrastructure, Inc.
- Class A
99,246
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
730
(1)
Summit Midstream
Corp.
$ 14,994
0.0
8,713
(1)
Talos Energy, Inc.
83,558
0.1
3,841
Teekay Corp. Ltd.
31,419
0.0
1,697  Teekay Tankers Ltd.
- Class A
85,783
0.1
9,390
(1)
TETRA Technologies,
Inc.
53,993
0.0
3,449
(1)
Tidewater, Inc.
183,935
0.1
58,418
(1)
Transocean Ltd.
182,264
0.1
29,428
(1)
Uranium Energy Corp.
392,570
0.2
8,415
VAALCO Energy, Inc.
33,828
0.0
4,345
(1)
Valaris Ltd.
211,906
0.1
2,086
(1)
Vital Energy, Inc.
35,233
0.0
2,025
(2)
Vitesse Energy, Inc.
47,041
0.0
7,795
W&T Offshore, Inc.
14,187
0.0
3,772  World Fuel Services
Corp.
97,883
0.1
9,415,345
4.7
Financials : 17.4%
1,400
1st Source Corp.
86,184
0.1
2,090
(1)
Abacus Global
Management, Inc.
11,976
0.0
860
ACNB Corp.
37,874
0.0
1,805
Alerus Financial Corp.
39,963
0.0
3,577
(1)
AlTi Global, Inc.
12,734
0.0
1,720  Amalgamated
Financial Corp.
46,698
0.0
3,398
(1)
Ambac Financial
Group, Inc.
28,339
0.0
2,783
Amerant Bancorp, Inc.
53,628
0.0
1,919  American Coastal
Insurance Corp.
21,857
0.0
4,471
Ameris Bancorp
327,769
0.2
1,360
AMERISAFE, Inc.
59,622
0.0
9,892  Apollo Commercial
Real Estate Finance,
Inc.
100,206
0.1
13,150
Arbor Realty Trust, Inc.
160,562
0.1
4,520
(2)
Ares Commercial Real
Estate Corp.
20,385
0.0
7,005
(2)
ARMOUR Residential
REIT, Inc.
104,655
0.1
1,545
Arrow Financial Corp.
43,723
0.0
4,197  Artisan Partners Asset
Management, Inc.
- Class A
182,150
0.1
762
(1)
Aspen Insurance
Holdings Ltd. - Class A
27,973
0.0
11,187
Associated Banc-Corp.
287,618
0.2
9,584  Atlantic Union
Bankshares Corp.
338,219
0.2
424
(1)
Atlanticus Holdings
Corp.
24,838
0.0
11,816
(1)
AvidXchange Holdings,
Inc.
117,569
0.1
3,720
(1)
Axos Financial, Inc.
314,898
0.2
975
(1)
Bakkt Holdings, Inc.
32,809
0.0
9,049
Banc of California, Inc.
149,761
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,461
BancFirst Corp.
$ 184,743
0.1
2,097  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
96,399
0.1
3,121
(1)
Bancorp, Inc.
233,732
0.1
694
Bank First Corp.
84,189
0.1
2,649
Bank of Hawaii Corp.
173,880
0.1
1,301
Bank of Marin Bancorp
31,588
0.0
2,997  Bank of NT Butterfield
& Son Ltd.
128,631
0.1
5,036
BankUnited, Inc.
192,174
0.1
698  Bankwell Financial
Group, Inc.
30,886
0.0
2,331
Banner Corp.
152,680
0.1
1,408  Bar Harbor
Bankshares
42,888
0.0
1,161
BayCom Corp.
33,379
0.0
5,841  Berkshire Hills
Bancorp, Inc.
138,490
0.1
319
(1)
Better Home &
Finance Holding Co.
17,909
0.0
24,679  BGC Group, Inc.
- Class A
233,463
0.1
11,789  Blackstone Mortgage
Trust, Inc. - Class A
217,035
0.1
2,162
(1)
Blue Foundry Bancorp
19,653
0.0
1,157
(1)
Bowhead Specialty
Holdings, Inc.
31,285
0.0
3,260  Bread Financial
Holdings, Inc.
181,810
0.1
1,897
(1)
Bridgewater
Bancshares, Inc.
33,387
0.0
1,926  Brightsphere
Investment Group, Inc.
92,756
0.1
10,026  BrightSpire Capital,
Inc.
54,441
0.0
4,835
(1)
BRP Group, Inc.
- Class A
136,395
0.1
13,754
Burford Capital Ltd.
164,498
0.1
1,048  Burke & Herbert
Financial Services
Corp.
64,651
0.0
2,303  Business First
Bancshares, Inc.
54,374
0.0
2,432
Byline Bancorp, Inc.
67,439
0.0
12,354
Cadence Bank
463,769
0.2
2,000
(1)
California BanCorp
33,360
0.0
1,373  Camden National
Corp.
52,984
0.0
4,022
Cannae Holdings, Inc.
73,643
0.0
3,906
(1)
Cantaloupe, Inc.
41,286
0.0
1,037
Capital Bancorp, Inc.
33,080
0.0
1,363  Capital City Bank
Group, Inc.
56,960
0.0
9,328  Capitol Federal
Financial, Inc.
59,233
0.0
2,023
(1)
Carter Bankshares,
Inc.
39,266
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,023  Cass Information
Systems, Inc.
$ 40,235
0.0
4,600  Cathay General
Bancorp
220,846
0.1
2,046  Central Pacific
Financial Corp.
62,076
0.0
5,796  Chimera Investment
Corp.
76,623
0.0
1,099  ChoiceOne Financial
Services, Inc.
31,827
0.0
1,563  Citizens & Northern
Corp.
30,963
0.0
413  Citizens Financial
Services, Inc.
24,896
0.0
3,729
(1)
Citizens, Inc.
19,577
0.0
1,007
City Holding Co.
124,737
0.1
1,474  Civista Bancshares,
Inc.
29,937
0.0
6,933  Claros Mortgage Trust,
Inc.
23,018
0.0
1,849
CNB Financial Corp.
44,746
0.0
6,870  CNO Financial Group,
Inc.
271,708
0.1
900
(1)
Coastal Financial
Corp.
97,353
0.1
1,894
Cohen & Steers, Inc.
124,265
0.1
2,483
(1)
Columbia Financial,
Inc.
37,270
0.0
3,657  Community Bank
System, Inc.
214,446
0.1
1,291  Community Trust
Bancorp, Inc.
72,231
0.0
1,604  Community West
Bancshares
33,427
0.0
4,865  Compass Diversified
Holdings
32,206
0.0
3,496  ConnectOne Bancorp,
Inc.
86,736
0.1
2,023
(1)
Customers Bancorp,
Inc.
132,244
0.1
9,058
CVB Financial Corp.
171,287
0.1
633
(1)
Dave, Inc.
126,189
0.1
188  Diamond Hill
Investment Group, Inc.
26,322
0.0
11,691  DigitalBridge Group,
Inc.
136,785
0.1
2,879  Dime Community
Bancshares, Inc.
85,881
0.1
1,899
(1)
Donnelley Financial
Solutions, Inc.
97,666
0.1
6,765
Dynex Capital, Inc.
83,142
0.1
2,083
Eagle Bancorp, Inc.
42,118
0.0
13,233  Eastern Bankshares,
Inc.
240,179
0.1
6,646
(2)
Ellington Financial, Inc.
86,265
0.1
1,742  Employers Holdings,
Inc.
74,000
0.0
2,135
Enact Holdings, Inc.
81,856
0.1
1,632
(1)
Encore Capital Group,
Inc.
68,120
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,684
(1)
Enova International,
Inc.
$ 193,812
0.1
2,565  Enterprise Financial
Services Corp.
148,719
0.1
1,292  Equity Bancshares,
Inc. - Class A
52,584
0.0
519  Esquire Financial
Holdings, Inc.
52,967
0.0
6,779
Essent Group Ltd.
430,873
0.2
4,415
EVERTEC, Inc.
149,139
0.1
1,496  F&G Annuities & Life,
Inc.
46,780
0.0
1,257  Farmers & Merchants
Bancorp, Inc./Archbold
OH
31,438
0.0
3,314  Farmers National Banc
Corp.
47,755
0.0
2,924
FB Financial Corp.
162,984
0.1
631  Federal Agricultural
Mortgage Corp. - Class
C
105,995
0.1
4,139  Fidelis Insurance
Holdings Ltd.
75,123
0.0
521  Fidelity D&D Bancorp,
Inc.
22,835
0.0
1,520  Financial Institutions,
Inc.
41,344
0.0
1,270
First Bancorp, Inc.
33,350
0.0
10,964  First BanCorp/Puerto
Rico
241,756
0.1
2,842  First Bancorp/Southern
Pines NC
150,313
0.1
2,403
First Bank/Hamilton NJ
39,145
0.0
5,818
First Busey Corp.
134,687
0.1
713  First Business
Financial Services, Inc.
36,548
0.0
6,963  First Commonwealth
Financial Corp.
118,719
0.1
1,374  First Community
Bankshares, Inc.
47,815
0.0
6,586
First Financial Bancorp
166,296
0.1
9,324  First Financial
Bankshares, Inc.
313,753
0.2
963
First Financial Corp.
54,352
0.0
4,869
(1)
First Foundation, Inc.
27,120
0.0
5,844  First Interstate
BancSystem, Inc.
- Class A
186,248
0.1
4,048
First Merchants Corp.
152,610
0.1
1,873  First Mid Bancshares,
Inc.
70,949
0.0
2,738  FirstCash Holdings,
Inc.
433,754
0.2
963
(1)
Firstsun Capital
Bancorp
37,355
0.0
1,471
Five Star Bancorp
47,366
0.0
2,442  Flushing Financial
Corp.
33,724
0.0
8,199
(1)
Flywire Corp.
111,014
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
744
(1)
Forge Global Holdings,
Inc.
$ 12,574
0.0
6,275  Franklin BSP Realty
Trust, Inc.
68,147
0.0
12,227
Fulton Financial Corp.
227,789
0.1
652
(1)
GBank Financial
Holdings, Inc.
25,604
0.0
3,263  GCM Grosvenor, Inc.
- Class A
39,384
0.0
28,508
(1)
Genworth Financial,
Inc. - Class A
253,721
0.1
2,648  German American
Bancorp, Inc.
103,987
0.1
7,869
Glacier Bancorp, Inc.
382,984
0.2
1,639  Goosehead Insurance,
Inc. - Class A
121,974
0.1
763  Great Southern
Bancorp, Inc.
46,734
0.0
3,802
(1)
Green Dot Corp.
- Class A
51,061
0.0
675  Greene County
Bancorp, Inc.
15,255
0.0
2,337
(1)
Greenlight Capital Re
Ltd. - Class A
29,680
0.0
708  Guaranty Bancshares,
Inc.
34,515
0.0
3,150
(1)
Hamilton Insurance
Group Ltd. - Class B
78,120
0.0
5,798  Hancock Whitney
Corp.
363,013
0.2
2,311
Hanmi Financial Corp.
57,059
0.0
8,434  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
258,924
0.1
3,077  HarborOne Bancorp,
Inc.
41,847
0.0
562  Hawthorn Bancshares,
Inc.
17,444
0.0
1,428
HBT Financial, Inc.
35,986
0.0
619
HCI Group, Inc.
118,805
0.1
4,904  Heritage Commerce
Corp.
48,697
0.0
2,587  Heritage Financial
Corp.
62,580
0.0
1,524
(1)
Heritage Insurance
Holdings, Inc.
38,374
0.0
3,025
Hilltop Holdings, Inc.
101,096
0.1
107
(2)
Hingham Institution For
Savings The
28,224
0.0
1,295
(1)
Hippo Holdings, Inc.
46,827
0.0
606
Home Bancorp, Inc.
32,921
0.0
12,827  Home BancShares,
Inc.
363,004
0.2
1,429
(1)
HomeStreet, Inc.
- Class A
19,020
0.0
1,337  HomeTrust
Bancshares, Inc.
54,737
0.0
8,427
Hope Bancorp, Inc.
90,759
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,830  Horace Mann
Educators Corp.
$ 127,831
0.1
3,553
Horizon Bancorp, Inc.
56,884
0.0
3,422  Independent Bank
Corp.
236,700
0.1
1,662  Independent Bank
Corp. Michigan
51,480
0.0
3,759  International
Bancshares Corp.
258,431
0.1
2,267
(1)
International Money
Express, Inc.
31,670
0.0
4,706
(2)
Invesco Mortgage
Capital, Inc.
35,577
0.0
95
Investors Title Co.
25,444
0.0
4,950  Jackson Financial, Inc.
- Class A
501,089
0.3
2,658  James River Group
Holdings Ltd.
14,752
0.0
1,289  John Marshall
Bancorp, Inc.
25,548
0.0
4,563
Kearny Financial Corp.
29,979
0.0
824
Kingstone Cos., Inc.
12,113
0.0
1,397
(1)
Kingsway Financial
Services, Inc.
20,424
0.0
4,403  KKR Real Estate
Finance Trust, Inc.
39,627
0.0
8,468
Ladder Capital Corp.
92,386
0.1
1,792  Lakeland Financial
Corp.
115,046
0.1
3,817
(1)
Lemonade, Inc.
204,324
0.1
7,563
(1)
LendingClub Corp.
114,882
0.1
762
(1)
LendingTree, Inc.
49,324
0.0
2,487  Live Oak Bancshares,
Inc.
87,592
0.1
5,379
(1)
loanDepot, Inc. - Class
A
16,514
0.0
3,163
Marex Group PLC
106,340
0.1
27,339
(1)
Marqeta, Inc. - Class A
144,350
0.1
3,622
(1)
MBIA, Inc.
26,984
0.0
1,252
Mercantile Bank Corp.
56,340
0.0
1,856
Merchants Bancorp
59,021
0.0
1,835
Mercury General Corp.
155,571
0.1
1,829  Metrocity Bankshares,
Inc.
50,645
0.0
752  Metropolitan Bank
Holding Corp.
56,265
0.0
7,433
MFA Financial, Inc.
68,309
0.0
1,580  Mid Penn Bancorp,
Inc.
45,251
0.0
735
Middlefield Banc Corp.
22,057
0.0
1,694  Midland States
Bancorp, Inc.
29,035
0.0
1,605  MidWestOne Financial
Group, Inc.
45,405
0.0
5,066
Moelis & Co. - Class A
361,307
0.2
1,119
MVB Financial Corp.
28,042
0.0
2,663  National Bank Holdings
Corp. - Class A
102,898
0.1
4,879
Navient Corp.
64,159
0.0
2,917
NB Bancorp, Inc.
51,485
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,494
NBT Bancorp, Inc.
$ 145,909
0.1
906
Nelnet, Inc. - Class A
113,594
0.1
2,879
(1)
NerdWallet, Inc.
- Class A
30,978
0.0
20,987  New York Community
Bancorp, Inc.
242,400
0.1
6,878  New York Mortgage
Trust, Inc.
47,940
0.0
1,793
NewtekOne, Inc.
20,530
0.0
966  Nicolet Bankshares,
Inc.
129,927
0.1
5,350
(1)
NMI Holdings, Inc.
- Class A
205,119
0.1
555
Northeast Bank
55,589
0.0
1,164  Northeast Community
Bancorp, Inc.
23,943
0.0
3,089  Northfield Bancorp,
Inc.
36,450
0.0
1,580
Northrim BanCorp, Inc.
34,223
0.0
8,983  Northwest Bancshares,
Inc.
111,299
0.1
843  Norwood Financial
Corp.
21,429
0.0
4,255  OceanFirst Financial
Corp.
74,760
0.0
509
(1)
Ocwen Financial Corp.
20,340
0.0
3,070
OFG Bancorp
133,514
0.1
22,576
Old National Bancorp
495,543
0.3
3,363  Old Second Bancorp,
Inc.
58,129
0.0
7,387
(1)
Open Lending Corp.
15,587
0.0
2,513
(1)
Oportun Financial
Corp.
15,505
0.0
1,720
OppFi, Inc.
19,488
0.0
849  Orange County
Bancorp, Inc.
21,403
0.0
7,125  Orchid Island Capital,
Inc.
49,946
0.0
2,114
Origin Bancorp, Inc.
72,975
0.0
1,415  Orrstown Financial
Services, Inc.
48,082
0.0
13,222
(1)
Oscar Health, Inc.
- Class A
250,292
0.1
3,586
P10, Inc. - Class A
39,016
0.0
12,456  Pagseguro Digital Ltd.
- Class A
124,560
0.1
1,816
(1)
Palomar Holdings, Inc.
212,018
0.1
1,032
Park National Corp.
167,731
0.1
1,652  Pathward Financial,
Inc.
122,265
0.1
4,188  Patria Investments Ltd.
- Class A
61,145
0.0
3,267
(1)
Patriot National
Bancorp, Inc.
4,247
0.0
19,306
(1)
Payoneer Global, Inc.
116,801
0.1
2,352
(1)
Paysafe Ltd.
30,388
0.0
2,538
(1)
Paysign, Inc.
15,964
0.0
1,292  Peapack-Gladstone
Financial Corp.
35,659
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,016  PennyMac Financial
Services, Inc.
$ 249,742
0.1
6,400  PennyMac Mortgage
Investment Trust
78,464
0.0
2,637
Peoples Bancorp, Inc.
79,084
0.1
890  Peoples Financial
Services Corp.
43,263
0.0
4,045  Perella Weinberg
Partners
86,239
0.1
1,189
Piper Sandler Cos.
412,571
0.2
1,584  PJT Partners, Inc.
- Class A
281,524
0.2
584
Plumas Bancorp
25,194
0.0
1,975
(1)
Ponce Financial
Group, Inc.
29,033
0.0
2,838
(1)
PRA Group, Inc.
43,819
0.0
885  Preferred Bank/Los
Angeles CA
79,995
0.1
1,806
(1)
Priority Technology
Holdings, Inc.
12,407
0.0
3,443
(1)
ProAssurance Corp.
82,598
0.1
2,781
PROG Holdings, Inc.
89,993
0.1
8,872  Provident Financial
Services, Inc.
171,052
0.1
1,215
QCR Holdings, Inc.
91,903
0.1
9,480
Radian Group, Inc.
343,366
0.2
12,182
(2)
Ready Capital Corp.
47,144
0.0
528  Red River Bancshares,
Inc.
34,225
0.0
9,811
Redwood Trust, Inc.
56,806
0.0
712  Regional Management
Corp.
27,740
0.0
10,755
(1)
Remitly Global, Inc.
175,307
0.1
6,402
Renasant Corp.
236,170
0.1
6,310
(1)
Repay Holdings Corp.
33,001
0.0
699  Republic Bancorp, Inc.
- Class A
50,503
0.0
770
(1)
Root, Inc. - Class A
68,923
0.0
2,806
S&T Bancorp, Inc.
105,478
0.1
1,041  Safety Insurance
Group, Inc.
73,588
0.0
5,804  Seacoast Banking
Corp. of Florida
176,616
0.1
4,172  Selective Insurance
Group, Inc.
338,224
0.2
9,782
(1)
Selectquote, Inc.
19,173
0.0
3,564  ServisFirst
Bancshares, Inc.
287,009
0.2
1,069
(1)
Sezzle, Inc.
85,018
0.1
2,624  Shore Bancshares,
Inc.
43,060
0.0
1,254
Sierra Bancorp
36,253
0.0
9,619  Simmons First National
Corp. - Class A
184,396
0.1
7,085
(1)
SiriusPoint Ltd.
128,168
0.1
2,525
(1)
Skyward Specialty
Insurance Group, Inc.
120,089
0.1
1,378
(1)(2)
Slide Insurance
Holdings, Inc.
21,752
0.0
1,339
SmartFinancial, Inc.
47,842
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,155  South Plains Financial,
Inc.
$ 44,641
0.0
738
(1)
Southern First
Bancshares, Inc.
32,561
0.0
801  Southern Missouri
Bancorp, Inc.
42,101
0.0
2,294  Southside Bancshares,
Inc.
64,806
0.0
3,586
Stellar Bancorp, Inc.
108,799
0.1
4,523  StepStone Group, Inc.
- Class A
295,397
0.2
1,928  Stewart Information
Services Corp.
141,361
0.1
1,842  Stock Yards Bancorp,
Inc.
128,922
0.1
17,077
(1)
StoneCo Ltd. - Class A
322,926
0.2
3,121
(1)
StoneX Group, Inc.
314,971
0.2
3,121
(1)
Texas Capital
Bancshares, Inc.
263,818
0.1
1,047
(1)
Third Coast
Bancshares, Inc.
39,755
0.0
913  Timberland Bancorp,
Inc.
30,385
0.0
1,823
Tiptree, Inc.
34,947
0.0
1,005  Tompkins Financial
Corp.
66,541
0.0
5,091  Towne Bank/
Portsmouth VA
175,996
0.1
5,708  TPG RE Finance Trust,
Inc.
48,860
0.0
2,322
TriCo Bancshares
103,120
0.1
7,878
(1)
Triller Group, Inc.
6,540
0.0
1,554
(1)
Triumph Financial, Inc.
77,762
0.0
2,538
(1)
Trupanion, Inc.
109,845
0.1
1,569  TrustCo Bank Corp.
NY
56,955
0.0
4,034
Trustmark Corp.
159,746
0.1
7,379  Two Harbors
Investment Corp.
72,831
0.0
4,966
UMB Financial Corp.
587,726
0.3
9,557  United Bankshares,
Inc.
355,616
0.2
8,202  United Community
Banks, Inc.
257,133
0.1
1,489
United Fire Group, Inc.
45,295
0.0
610
Unity Bancorp, Inc.
29,811
0.0
1,826  Universal Insurance
Holdings, Inc.
48,024
0.0
2,251
Univest Financial Corp.
67,575
0.0
5,794
(1)(2)
Upstart Holdings, Inc.
294,335
0.2
32,637  Valley National
Bancorp
345,952
0.2
3,651
Veritex Holdings, Inc.
122,418
0.1
3,028  Victory Capital
Holdings, Inc. - Class A
196,093
0.1
461  Virtus Investment
Partners, Inc.
87,604
0.1
2,281
Walker & Dunlop, Inc.
190,737
0.1
5,534  Washington Federal,
Inc.
167,625
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,385  Washington Trust
Bancorp, Inc.
$ 40,026
0.0
1,489  Waterstone Financial,
Inc.
23,228
0.0
6,522
WesBanco, Inc.
208,247
0.1
1,642
West BanCorp, Inc.
33,365
0.0
1,811
Westamerica BanCorp
90,532
0.1
8,825
WisdomTree, Inc.
122,668
0.1
227
(1)
World Acceptance
Corp.
38,395
0.0
3,927
WSFS Financial Corp.
211,783
0.1
34,749,866
17.4
Health Care : 15.5%
7,272
(1)
10X Genomics, Inc.
- Class A
85,010
0.1
3,093
(1)
4D Molecular
Therapeutics, Inc.
26,878
0.0
8,476
(1)
89bio, Inc.
124,597
0.1
440
(1)
Aardvark Therapeutics,
Inc.
5,848
0.0
3,029
(1)
Abeona Therapeutics,
Inc.
15,993
0.0
7,459
(1)(2)
Absci Corp.
22,675
0.0
8,540
(1)
ACADIA
Pharmaceuticals, Inc.
182,244
0.1
7,814
(1)
Accuray, Inc.
13,049
0.0
6,775
(1)
Aclaris Therapeutics,
Inc.
12,872
0.0
6,733
(1)
AdaptHealth Corp.
60,260
0.0
10,207
(1)
Adaptive
Biotechnologies Corp.
152,697
0.1
4,821
(1)
ADC Therapeutics SA
19,284
0.0
1,263
(1)
Addus HomeCare
Corp.
149,021
0.1
16,041
(1)
ADMA Biologics, Inc.
235,161
0.1
21,480
(1)
agilon health, Inc.
22,124
0.0
3,848
(1)
Agios
Pharmaceuticals, Inc.
154,459
0.1
16,852
(1)
Akebia Therapeutics,
Inc.
46,006
0.0
4,841
(1)
Akero Therapeutics,
Inc.
229,851
0.1
3,844
(1)
Aldeyra Therapeutics,
Inc.
20,066
0.0
5,442
(1)
Alector, Inc.
16,108
0.0
9,475
(1)
Alignment Healthcare,
Inc.
165,339
0.1
11,102
(1)
Alkermes PLC
333,060
0.2
10,696
(1)
Allogene Therapeutics,
Inc.
13,263
0.0
7,931
(1)
Alphatec Holdings, Inc.
115,317
0.1
5,318
(1)(2)
Altimmune, Inc.
20,049
0.0
3,818
(1)
Alumis, Inc.
15,234
0.0
19,468
(1)
Amicus Therapeutics,
Inc.
153,408
0.1
2,676
(1)
AMN Healthcare
Services, Inc.
51,807
0.0
10,846
(1)
Amneal
Pharmaceuticals, Inc.
108,568
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,676
(1)
Amphastar
Pharmaceuticals, Inc.
$ 71,315
0.0
4,956
(1)
Amylyx
Pharmaceuticals, Inc.
67,352
0.0
1,347
(1)
AnaptysBio, Inc.
41,245
0.0
5,886
(1)(2)
Anavex Life Sciences
Corp.
52,385
0.0
2,838
(1)
AngioDynamics, Inc.
31,700
0.0
1,248
(1)
ANI Pharmaceuticals,
Inc.
114,317
0.1
1,009
(1)
Anika Therapeutics,
Inc.
9,485
0.0
7,165
(1)
Annexon, Inc.
21,853
0.0
2,235
(1)
Anteris Technologies
Global Corp.
10,057
0.0
2,257
(1)
Apogee Therapeutics,
Inc.
89,671
0.1
2,892
(1)
Apollo Medical
Holdings, Inc.
81,988
0.1
6,218
(1)
Aquestive
Therapeutics, Inc.
34,759
0.0
11,093
(1)
Arbutus Biopharma
Corp.
50,362
0.0
2,380
(1)
Arcellx, Inc.
195,398
0.1
1,749
(1)
Arcturus Therapeutics
Holdings, Inc.
32,234
0.0
4,751
(1)
Arcus Biosciences, Inc.
64,614
0.0
7,282
(1)
Arcutis
Biotherapeutics, Inc.
137,266
0.1
16,335
(1)
Ardelyx, Inc.
90,006
0.1
1,844
(1)
Ardent Health
Partners, Inc.
24,433
0.0
1,747
(1)(2)
ArriVent Biopharma,
Inc.
32,232
0.0
8,183
(1)
Arrowhead
Pharmaceuticals, Inc.
282,232
0.2
3,817
(1)(2)
ARS Pharmaceuticals,
Inc.
38,361
0.0
2,727
(1)
Artivion, Inc.
115,461
0.1
4,444
(1)
Arvinas, Inc.
37,863
0.0
3,175
(1)
Astria Therapeutics,
Inc.
23,114
0.0
6,044
(1)
Atea Pharmaceuticals,
Inc.
17,528
0.0
3,328
(1)
AtriCure, Inc.
117,312
0.1
6,256
(1)(2)
aTyr Pharma, Inc.
4,513
0.0
3,162
(1)
Aura Biosciences, Inc.
19,541
0.0
8,159
(1)
Aurinia
Pharmaceuticals, Inc.
90,157
0.1
6,270
(1)
Avadel
Pharmaceuticals PLC
95,743
0.1
3,364
(1)
Avanos Medical, Inc.
38,888
0.0
3,729
(1)
Aveanna Healthcare
Holdings, Inc.
33,076
0.0
7,044
(1)
Avidity Biosciences,
Inc.
306,907
0.2
1,144
(1)(2)
Avita Medical, Inc.
5,846
0.0
3,168
(1)
Axogen, Inc.
56,517
0.0
2,797
(1)
Axsome Therapeutics,
Inc.
339,696
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,826
(1)
Azenta, Inc.
$ 81,163
0.1
6,473
(1)
Beam Therapeutics,
Inc.
157,100
0.1
1,121
(1)
Benitec Biopharma,
Inc.
15,728
0.0
2,554
(1)
Beta Bionics, Inc.
50,748
0.0
2,369
(1)(2)
Bicara Therapeutics,
Inc.
37,407
0.0
14,228
(1)
BioCryst
Pharmaceuticals, Inc.
107,991
0.1
6,246
(1)
Biohaven Ltd.
93,752
0.1
2,638
(1)
BioLife Solutions, Inc.
67,295
0.0
2,230
(1)
Biote Corp. - Class A
6,690
0.0
3,490
(1)
Bioventus, Inc. - Class
A
23,348
0.0
10,775
(1)
Bridgebio Pharma, Inc.
559,654
0.3
354
(1)
Bright Minds
Biosciences, Inc.
21,474
0.0
5,950
(1)
BrightSpring Health
Services, Inc.
175,882
0.1
15,994
(1)
Brookdale Senior
Living, Inc.
135,469
0.1
13,762
(1)
Butterfly Network, Inc.
26,561
0.0
2,786
(1)
Candel Therapeutics,
Inc.
14,209
0.0
2,715
(1)(2)
Capricor Therapeutics,
Inc.
19,575
0.0
4,612
(1)(2)
Cardiff Oncology, Inc.
9,501
0.0
3,796
(1)
CareDx, Inc.
55,194
0.0
710
(1)(2)
Cartesian
Therapeutics, Inc.
7,256
0.0
1,995
(1)
Castle Biosciences,
Inc.
45,426
0.0
7,894
(1)
Catalyst
Pharmaceuticals, Inc.
155,512
0.1
2,071
(1)
Celcuity, Inc.
102,307
0.1
4,548
(1)
Celldex Therapeutics,
Inc.
117,657
0.1
1,826
(1)(2)
Ceribell, Inc.
20,981
0.0
14,298
(1)
Cerus Corp.
22,734
0.0
3,771
(1)(2)
CG oncology, Inc.
151,896
0.1
3,390
(1)
ChromaDex Corp.
31,629
0.0
1,087
(1)
Cidara Therapeutics,
Inc.
104,091
0.1
553
(1)
Claritev Corp.
29,353
0.0
1,904
(1)
ClearPoint Neuro, Inc.
41,488
0.0
28,322
(1)(2)
Clover Health
Investments Corp.
86,665
0.1
5,839
(1)
Codexis, Inc.
14,247
0.0
8,465
(1)
Cogent Biosciences,
Inc.
121,557
0.1
6,445
(1)
Coherus Biosciences,
Inc.
10,570
0.0
2,277
(1)
Collegium
Pharmaceutical, Inc.
79,672
0.1
9,059
(1)
Community Health
Systems, Inc.
29,079
0.0
6,282
(1)
Compass
Therapeutics, Inc.
21,987
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
772
(1)
Computer Programs
and Systems, Inc.
$ 15,571
0.0
8,005  Concentra Group
Holdings Parent, Inc.
167,545
0.1
2,124
CONMED Corp.
99,892
0.1
4,692
(1)(2)
CorMedix, Inc.
54,568
0.0
2,008
(1)
CorVel Corp.
155,459
0.1
3,748
(1)(2)
Corvus
Pharmaceuticals, Inc.
27,623
0.0
6,245
(1)
Crinetics
Pharmaceuticals, Inc.
260,104
0.1
5,672
(1)
CRISPR Therapeutics
AG
367,602
0.2
2,204
(1)
Cross Country
Healthcare, Inc.
31,297
0.0
3,486
(1)
CryoPort, Inc.
33,047
0.0
3,898
(1)
Cullinan Oncology, Inc.
23,115
0.0
1,260
(1)
CVRx, Inc.
10,168
0.0
8,115
(1)
Cytek Biosciences, Inc.
28,159
0.0
8,062
(1)
Cytokinetics, Inc.
443,088
0.2
4,958
(1)
Day One
Biopharmaceuticals,
Inc.
34,954
0.0
3,046
(1)
Definitive Healthcare
Corp.
12,367
0.0
2,173
(1)
Delcath Systems, Inc.
23,360
0.0
8,975
(1)
Denali Therapeutics,
Inc.
130,317
0.1
2,143
(1)
Design Therapeutics,
Inc.
16,137
0.0
1,823
(1)
DiaMedica
Therapeutics, Inc.
12,524
0.0
1,190
(1)
Dianthus Therapeutics,
Inc.
46,826
0.0
1,633
(1)
Disc Medicine, Inc.
107,909
0.1
7,393
(1)
DocGo, Inc.
10,054
0.0
7,249
(1)
Dynavax Technologies
Corp.
71,983
0.0
7,166
(1)
Dyne Therapeutics,
Inc.
90,650
0.1
4,752
(1)
Edgewise
Therapeutics, Inc.
77,077
0.0
6,098
(1)
Editas Medicine, Inc.
21,160
0.0
4,566
(1)
Eledon
Pharmaceuticals, Inc.
11,826
0.0
4,223
Embecta Corp.
59,587
0.0
3,755
(1)
Emergent
BioSolutions, Inc.
33,119
0.0
1,526
(1)
Enanta
Pharmaceuticals, Inc.
18,266
0.0
3,542
(1)
Enhabit, Inc.
28,371
0.0
2,642
(1)
Enliven Therapeutics,
Inc.
54,082
0.0
3,834
(1)
Enovis Corp.
116,324
0.1
3,874
Ensign Group, Inc.
669,311
0.3
2,116
(1)
Entrada Therapeutics,
Inc.
12,273
0.0
12,378
(1)
Erasca, Inc.
26,984
0.0
14,185
(1)
Esperion Therapeutics,
Inc.
37,590
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,881
(1)
Eton Pharmaceuticals,
Inc.
$ 40,874
0.0
8,218
(1)
Evolent Health, Inc.
- Class A
69,524
0.0
3,691
(1)
Evolus, Inc.
22,663
0.0
4,279
(1)
EyePoint
Pharmaceuticals, Inc.
60,933
0.0
8,110
(1)
Fate Therapeutics, Inc.
10,219
0.0
1,830
(1)
Fennec
Pharmaceuticals, Inc.
17,129
0.0
2,510
(1)
Foghorn Therapeutics,
Inc.
12,274
0.0
6,380
(1)
Fortrea Holdings, Inc.
53,720
0.0
3,319
(1)
Fulcrum Therapeutics,
Inc.
30,535
0.0
1,478
(1)
Fulgent Genetics, Inc.
33,403
0.0
1,284
(1)
GeneDx Holdings
Corp.
138,338
0.1
40,693
(1)
Geron Corp.
55,749
0.0
2,735
(1)
Ginkgo Bioworks
Holdings, Inc.
39,876
0.0
3,846
(1)
Glaukos Corp.
313,641
0.2
13,728
(1)
Gossamer Bio, Inc.
36,105
0.0
2,071
(1)(2)
GRAIL, Inc.
122,458
0.1
8,248
(1)
Guardant Health, Inc.
515,335
0.3
3,313
(1)
Haemonetics Corp.
161,476
0.1
2,952
(1)
Harmony Biosciences
Holdings, Inc.
81,357
0.1
2,208
(1)
Harrow, Inc.
106,381
0.1
4,967
(1)
Health Catalyst, Inc.
14,156
0.0
5,899
(1)
HealthEquity, Inc.
559,048
0.3
1,696
HealthStream, Inc.
47,895
0.0
10,907
(1)
Heron Therapeutics,
Inc.
13,743
0.0
13,104
(1)
Hims & Hers Health,
Inc.
743,259
0.4
8,701
(1)
Humacyte, Inc.
15,140
0.0
1,671
(1)
ICU Medical, Inc.
200,453
0.1
5,669
(1)
Ideaya Biosciences,
Inc.
154,253
0.1
16,014
(1)(2)
ImmunityBio, Inc.
39,394
0.0
5,084
(1)
Immunome, Inc.
59,534
0.0
4,716
(1)
Immunovant, Inc.
76,022
0.0
8,380
(1)
Indivior PLC
202,042
0.1
4,769
(1)
Inhibikase
Therapeutics, Inc.
7,726
0.0
783
(1)
Inhibrx Biosciences,
Inc.
26,371
0.0
4,286
(1)
Innoviva, Inc.
78,220
0.0
1,916
(1)
Inogen, Inc.
15,654
0.0
2,348
(1)
Integer Holdings Corp.
242,619
0.1
4,750
(1)
Integra LifeSciences
Holdings Corp.
68,067
0.0
6,911
(1)
Intellia Therapeutics,
Inc.
119,353
0.1
17,598
(1)
Iovance
Biotherapeutics, Inc.
38,188
0.0
578
iRadimed Corp.
41,130
0.0
2,200
(1)
iRhythm Technologies,
Inc.
378,378
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,703
(1)
Ironwood
Pharmaceuticals, Inc.
$ 15,331
0.0
2,307
(2)
Jade Biosciences, Inc.
19,909
0.0
2,712
(1)
Janux Therapeutics,
Inc.
66,281
0.0
1,241
(1)
Joint Corp.
11,839
0.0
2,652
(1)
KalVista
Pharmaceuticals, Inc.
32,301
0.0
2,349
(1)
Keros Therapeutics,
Inc.
37,161
0.0
979
(1)
Kestra Medical
Technologies Ltd.
23,261
0.0
2,345
(1)
Kodiak Sciences, Inc.
38,388
0.0
411
(1)
Korro Bio, Inc.
19,683
0.0
3,543
(1)
KORU Medical
Systems, Inc.
13,570
0.0
1,699
(1)
Krystal Biotech, Inc.
299,924
0.2
5,436
(1)
Kura Oncology, Inc.
48,109
0.0
3,199
(1)
Kymera Therapeutics,
Inc.
181,063
0.1
4,689
(1)
Lantheus Holdings,
Inc.
240,499
0.1
3,082
(1)
Larimar Therapeutics,
Inc.
9,955
0.0
1,433
LeMaitre Vascular, Inc.
125,402
0.1
788
(1)
LENSAR, Inc.
9,732
0.0
1,197
(1)
LENZ Therapeutics,
Inc.
55,756
0.0
1,683
(1)
Lexeo Therapeutics,
Inc.
11,175
0.0
1,981
(1)
Lifecore Biomedical,
Inc.
14,580
0.0
2,414
(1)
LifeMD, Inc.
16,391
0.0
9,229
(1)
LifeStance Health
Group, Inc.
50,760
0.0
1,309
(1)
Ligand
Pharmaceuticals, Inc.
231,876
0.1
4,441
(1)
Liquidia Corp.
100,988
0.1
3,738
(1)
LivaNova PLC
195,796
0.1
1,257
(1)
Madrigal
Pharmaceuticals, Inc.
576,536
0.3
20,983
(1)
MannKind Corp.
112,679
0.1
8,117
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
23,296
0.0
8,378
(1)
MaxCyte, Inc.
13,237
0.0
1,298
(1)
Maze Therapeutics,
Inc.
33,657
0.0
1,224
(1)
MBX Biosciences, Inc.
21,420
0.0
577
(1)
MediWound Ltd.
10,398
0.0
3,080
(1)
MeiraGTx Holdings
PLC
25,348
0.0
3,993
(1)
Merit Medical Systems,
Inc.
332,337
0.2
371  Mesa Laboratories,
Inc.
24,861
0.0
3,611
(1)(2)
Metsera, Inc.
188,964
0.1
8,507
(1)
MiMedx Group, Inc.
59,379
0.0
5,342
(1)(2)
Mind Medicine
MindMed, Inc.
62,982
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,740
(1)
Mineralys
Therapeutics, Inc.
$ 103,901
0.1
2,806
(1)
Mirum
Pharmaceuticals, Inc.
205,708
0.1
267
(1)
Monopar Therapeutics,
Inc.
21,806
0.0
3,283
(1)
Monte Rosa
Therapeutics, Inc.
24,327
0.0
6,340
(1)
Myriad Genetics, Inc.
45,838
0.0
4,489
(1)
Nano-X Imaging Ltd.
16,609
0.0
895  National HealthCare
Corp.
108,751
0.1
1,144  National Research
Corp.
14,620
0.0
15,430
(1)
Neogen Corp.
88,105
0.1
9,001
(1)
NeoGenomics, Inc.
69,488
0.0
747
(1)(2)
Neurogene, Inc.
12,946
0.0
2,687
(1)
Neuronetics, Inc.
7,336
0.0
1,772
(1)
NeuroPace, Inc.
18,269
0.0
10,345
(1)(2)
Novavax, Inc.
89,691
0.1
7,099
(1)
Novocure Ltd.
91,719
0.1
5,259
(1)
Nurix Therapeutics,
Inc.
48,593
0.0
241
(1)
Nutex Health, Inc.
24,900
0.0
2,954
(1)
Nuvalent, Inc. - Class A
255,462
0.1
17,562
(1)
Nuvation Bio, Inc.
64,979
0.0
970
(1)
Nuvectis Pharma, Inc.
5,839
0.0
9,888
(1)
Ocular Therapeutix,
Inc.
115,591
0.1
4,181
(1)
Olema
Pharmaceuticals, Inc.
40,932
0.0
476
(1)
Omada Health, Inc.
10,524
0.0
4,129
(1)(2)
Omeros Corp.
16,929
0.0
7,791
(1)
OmniAb, Inc.
12,466
0.0
3,190
(1)
Omnicell, Inc.
97,135
0.1
4,298
(1)
Oncology Institute, Inc.
15,000
0.0
26,496
(1)
OPKO Health, Inc.
41,069
0.0
1,197
(1)
OptimizeRx Corp.
24,538
0.0
11,425
(1)
Option Care Health,
Inc.
317,158
0.2
5,815
(1)
OraSure Technologies,
Inc.
18,666
0.0
4,974
(1)
Organogenesis
Holdings, Inc.
20,990
0.0
3,645
(1)
ORIC
Pharmaceuticals, Inc.
43,740
0.0
2,788
(1)
Orthofix Medical, Inc.
40,816
0.0
1,267
(1)
OrthoPediatrics Corp.
23,478
0.0
1,975
(1)
Oruka Therapeutics,
Inc.
37,979
0.0
1,257
(1)
Outset Medical, Inc.
17,749
0.0
5,373
(1)
Owens & Minor, Inc.
25,790
0.0
19,615
(1)
Pacific Biosciences of
California, Inc.
25,107
0.0
3,245
(1)
Pacira BioSciences,
Inc.
83,624
0.1
3,125
(1)
PACS Group, Inc.
42,906
0.0
471
(1)
Palvella Therapeutics,
Inc.
29,527
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,878
(1)
Pediatrix Medical
Group, Inc.
$ 98,456
0.1
2,412
(1)
Pennant Group, Inc.
60,831
0.0
5,327
(1)(2)
Performant Financial
Corp.
41,178
0.0
3,589
(1)(2)
Personalis, Inc.
23,400
0.0
4,181
(1)
Perspective
Therapeutics, Inc.
14,341
0.0
2,836
(1)(2)
Phathom
Pharmaceuticals, Inc.
33,380
0.0
1,433  Phibro Animal Health
Corp. - Class A
57,979
0.0
3,833
(1)
Phreesia, Inc.
90,152
0.1
1,254
(1)
Praxis Precision
Medicines, Inc.
66,462
0.0
10,914
(1)(2)
Precigen, Inc.
35,907
0.0
5,694
Premier, Inc. - Class A
158,293
0.1
3,375
(1)
Prestige Consumer
Healthcare, Inc.
210,600
0.1
4,930
(1)
Prime Medicine, Inc.
27,312
0.0
7,832
(1)
Privia Health Group,
Inc.
195,017
0.1
3,626
(1)
PROCEPT
BioRobotics Corp.
129,412
0.1
4,978
(1)
Progyny, Inc.
107,127
0.1
4,026
(1)
Protagonist
Therapeutics, Inc.
267,447
0.1
2,727
(1)
Prothena Corp. PLC
26,616
0.0
5,358
(1)
PTC Therapeutics, Inc.
328,820
0.2
3,172
(1)
Pulmonx Corp.
5,139
0.0
1,322
(1)
Pulse Biosciences, Inc.
23,399
0.0
3,355
(1)
Puma Biotechnology,
Inc.
17,815
0.0
2,562
(1)
Quanterix Corp.
13,912
0.0
9,895
(1)
Quantum-Si, Inc.
13,952
0.0
4,635
(1)
QuidelOrtho Corp.
136,501
0.1
4,712
(1)
RadNet, Inc.
359,102
0.2
1,285
(1)
Rapport Therapeutics,
Inc.
38,164
0.0
24,078
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
117,501
0.1
3,253
(1)
REGENXBIO, Inc.
31,391
0.0
9,131
(1)
Relay Therapeutics,
Inc.
47,664
0.0
4,875
(1)
Replimune Group, Inc.
20,426
0.0
4,777
(1)
Rezolute, Inc.
44,904
0.0
3,622
(1)
Rhythm
Pharmaceuticals, Inc.
365,786
0.2
1,264
(1)
Rigel Pharmaceuticals,
Inc.
35,809
0.0
5,423
(1)
Rocket
Pharmaceuticals, Inc.
17,679
0.0
2,616
(1)
RxSight, Inc.
23,518
0.0
9,271
(1)(2)
Sana Biotechnology,
Inc.
32,912
0.0
520
(1)
SANUWAVE Health,
Inc.
19,490
0.0
8,724
(1)
Savara, Inc.
31,145
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,604
(1)
Scholar Rock Holding
Corp.
$ 208,693
0.1
3,913
(1)
Schrodinger, Inc./
United States
78,495
0.1
2,679
(1)
scPharmaceuticals,
Inc.
15,190
0.0
7,691  Select Medical
Holdings Corp.
98,752
0.1
6,942
(1)(2)
SELLAS Life Sciences
Group, Inc.
11,177
0.0
740
(1)(2)
Semler Scientific, Inc.
22,200
0.0
1,531
(1)
Septerna, Inc.
28,798
0.0
2,780
(1)
SI-BONE, Inc.
40,922
0.0
3,066  SIGA Technologies,
Inc.
28,054
0.0
3,297
(1)
Sight Sciences, Inc.
11,342
0.0
1,168
(1)
Simulations Plus, Inc.
17,602
0.0
910
(1)(2)
Sionna Therapeutics,
Inc.
26,763
0.0
2,774
(1)
Soleno Therapeutics,
Inc.
187,522
0.1
4,275
(1)
Solid Biosciences, Inc.
26,377
0.0
3,459
(1)(2)
Spyre Therapeutics,
Inc.
57,973
0.0
3,452
(1)
STAAR Surgical Co.
92,755
0.1
21,870
(1)
Standard BioTools, Inc.
28,431
0.0
2,867
(1)
Stoke Therapeutics,
Inc.
67,374
0.0
3,676
(1)
Supernus
Pharmaceuticals, Inc.
175,676
0.1
5,240
(1)
Surgery Partners, Inc.
113,394
0.1
1,016
(1)
Surmodics, Inc.
30,368
0.0
5,871
(1)
Syndax
Pharmaceuticals, Inc.
90,325
0.1
1,760
(1)
Tactile Systems
Technology, Inc.
24,358
0.0
8,786
(1)
Talkspace, Inc.
24,249
0.0
4,684
(1)
Tandem Diabetes
Care, Inc.
56,864
0.0
5,152
(1)(2)
Tango Therapeutics,
Inc.
43,277
0.0
2,723
(1)
Tarsus
Pharmaceuticals, Inc.
161,828
0.1
13,934
(1)
Taysha Gene
Therapies, Inc.
45,564
0.0
781
(1)(2)
Tectonic Therapeutic,
Inc.
12,254
0.0
12,153
(1)
Teladoc Health, Inc.
93,943
0.1
5,143
(1)
Terns Pharmaceuticals,
Inc.
38,624
0.0
10,007
(1)
TG Therapeutics, Inc.
361,503
0.2
2,820
(1)
Theravance
Biopharma, Inc.
41,172
0.0
1,782
(3)
Third Harmonic Bio,
Inc.
—
—
601
(1)
Tonix Pharmaceuticals
Holding Corp.
14,520
0.0
1,230
(1)
Tourmaline Bio, Inc.
58,831
0.0
2,284
(1)
TransMedics Group,
Inc.
256,265
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,981
(1)
Travere Therapeutics,
Inc.
$ 142,946
0.1
3,192
(1)
Treace Medical
Concepts, Inc.
21,418
0.0
5,711
(1)
Trevi Therapeutics,
Inc.
52,256
0.0
1,956
(1)
TuHURA Biosciences,
Inc.
4,851
0.0
319
(1)
Tvardi Therapeutics,
Inc.
12,431
0.0
4,006
(1)
Twist Bioscience Corp.
112,729
0.1
1,704
(1)
Tyra Biosciences, Inc.
23,839
0.0
513
(1)
UFP Technologies, Inc.
102,395
0.1
2,351
(1)(2)
Upstream Bio, Inc.
44,222
0.0
2,562
(1)
UroGen Pharma Ltd.
51,112
0.0
1,018  US Physical Therapy,
Inc.
86,479
0.1
4,469
(1)
Vanda
Pharmaceuticals, Inc.
22,300
0.0
2,861
(1)
Varex Imaging Corp.
35,476
0.0
7,911
(1)
Vaxcyte, Inc.
284,954
0.2
3,582
(1)
Vera Therapeutics, Inc.
104,093
0.1
5,307
(1)
Veracyte, Inc.
182,189
0.1
3,224
(1)
Verastem, Inc.
28,468
0.0
3,431
(1)
Vericel Corp.
107,974
0.1
2,719
(1)
Viemed Healthcare,
Inc.
18,462
0.0
6,487
(1)
Vir Biotechnology, Inc.
37,041
0.0
5,001
(1)
Viridian Therapeutics,
Inc.
107,922
0.1
3,320
(1)
Voyager Therapeutics,
Inc.
15,504
0.0
7,872
(1)
WaVe Life Sciences
Ltd.
57,623
0.0
6,936
(1)
Waystar Holding Corp.
263,013
0.1
4,892
(1)
Xencor, Inc.
57,383
0.0
5,174
(1)
Xenon
Pharmaceuticals, Inc.
207,736
0.1
10,558
(1)
Xeris Biopharma
Holdings, Inc.
85,942
0.1
703
(1)
XOMA Corp.
27,094
0.0
1,174
(1)(2)
Zenas Biopharma, Inc.
26,063
0.0
3,822
(1)
Zevra Therapeutics,
Inc.
36,347
0.0
2,130
(1)
Zimvie, Inc.
40,342
0.0
3,714
(1)
Zymeworks, Inc.
63,435
0.0
31,101,285
15.5
Industrials : 17.3%
8,997
(1)
3D Systems Corp.
26,091
0.0
2,425
(1)
AAR Corp.
217,450
0.1
4,211
ABM Industries, Inc.
194,211
0.1
7,106
ACCO Brands Corp.
28,353
0.0
11,972
(1)
Acuren Corp.
159,347
0.1
11,477
(1)
ACV Auctions, Inc.
- Class A
113,737
0.1
2,340  Aebi Schmidt Holding
AG
29,180
0.0
2,196
(1)
AeroVironment, Inc.
691,498
0.4
2,675
(1)
AerSale Corp.
21,908
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,800
(1)(2)
AirJoule Technologies
Corp.
$ 8,442
0.0
496
(1)
AIRO Group Holdings,
Inc.
9,523
0.0
703
Alamo Group, Inc.
134,203
0.1
2,083  Albany International
Corp. - Class A
111,024
0.1
29,059
Alight, Inc. - Class A
94,732
0.1
1,037
(1)
Allegiant Travel Co.
63,019
0.0
1,113
Allient, Inc.
49,807
0.0
1,835  Alta Equipment Group,
Inc.
13,285
0.0
2,255
(1)
Ameresco, Inc. - Class
A
75,723
0.0
2,908
(1)
American
Superconductor Corp.
172,706
0.1
1,048
(1)
American Woodmark
Corp.
69,964
0.0
6,297
(1)
Amprius Technologies,
Inc.
66,244
0.0
1,479  Apogee Enterprises,
Inc.
64,440
0.0
1,576
ArcBest Corp.
110,115
0.1
37,779
(1)
Archer Aviation, Inc.
- Class A
361,923
0.2
3,358
Arcosa, Inc.
314,678
0.2
915
Argan, Inc.
247,096
0.1
10,424
(1)
Array Technologies,
Inc.
84,956
0.1
1,608
Astec Industries, Inc.
77,393
0.0
2,008
(1)
Astronics Corp.
91,585
0.1
2,031
(1)
Asure Software, Inc.
16,654
0.0
2,325
Atkore, Inc.
145,871
0.1
5,695  Atmus Filtration
Technologies, Inc.
256,788
0.1
2,024
AZZ, Inc.
220,879
0.1
1,868  Barrett Business
Services, Inc.
82,790
0.0
2,075
(1)(2)
BlackSky Technology,
Inc.
41,811
0.0
4,715
(1)
Blade Air Mobility, Inc.
23,858
0.0
14,706
(1)
Bloom Energy Corp.
- Class A
1,243,686
0.6
2,207
(1)
Blue Bird Corp.
127,013
0.1
584
(1)
BlueLinx Holdings, Inc.
42,679
0.0
2,593
Boise Cascade Co.
200,491
0.1
1,001
(1)
Bowman Consulting
Group Ltd.
42,402
0.0
4,072
(1)
BrightView Holdings,
Inc.
54,565
0.0
2,901
Brink's Co.
339,011
0.2
1,909  Brookfield Business
Corp. - Class A
64,009
0.0
1,285
(1)
Byrna Technologies,
Inc.
28,476
0.0
1,989
Cadre Holdings, Inc.
72,618
0.0
4,289
(1)
Casella Waste
Systems, Inc. - Class A
406,940
0.2
3,502
(1)
CBIZ, Inc.
185,466
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,039
(1)
CECO Environmental
Corp.
$ 104,397
0.1
4,244
(1)
Centuri Holdings, Inc.
89,845
0.1
3,105
(1)
Chart Industries, Inc.
621,466
0.3
1,082
(1)
Cimpress PLC
68,209
0.0
2,117  Columbus McKinnon
Corp.
30,358
0.0
4,503
(1)(2)
Complete Solaria, Inc.
7,925
0.0
1,915  Concrete Pumping
Holdings, Inc.
13,501
0.0
11,187
(1)
Conduent, Inc.
31,324
0.0
3,252
(1)
Construction Partners,
Inc. - Class A
413,004
0.2
7,400
(1)
CoreCivic, Inc.
150,590
0.1
3,438
Costamare, Inc.
40,947
0.0
1,153  Covenant Logistics
Group, Inc.
24,974
0.0
457
CRA International, Inc.
95,298
0.1
1,960  CSG Systems
International, Inc.
126,185
0.1
1,112
CSW Industrials, Inc.
269,938
0.1
4,509
(1)
Custom Truck One
Source, Inc.
28,948
0.0
3,152
Deluxe Corp.
61,023
0.0
892
(1)
Distribution Solutions
Group, Inc.
26,831
0.0
1,664  Douglas Dynamics,
Inc.
52,017
0.0
4,106
(1)
Driven Brands
Holdings, Inc.
66,148
0.0
960
(1)
Ducommun, Inc.
92,285
0.1
903
(1)
DXP Enterprises, Inc.
107,520
0.1
1,924
(1)
Dycom Industries, Inc.
561,346
0.3
3,877
(1)
Energy Recovery, Inc.
59,783
0.0
3,724  Enerpac Tool Group
Corp.
152,684
0.1
2,673
EnerSys
301,942
0.2
2,047
Ennis, Inc.
37,419
0.0
11,314
(1)(2)
Enovix Corp.
112,801
0.1
1,461
EnPro Industries, Inc.
330,186
0.2
5,370
(1)
Enviri Corp.
68,145
0.0
17,367
(1)
Eos Energy
Enterprises, Inc.
197,810
0.1
1,804  ESCO Technologies,
Inc.
380,842
0.2
3,559
(1)
Eve Holding, Inc.
13,560
0.0
3,495
Exponent, Inc.
242,833
0.1
4,130
Federal Signal Corp.
491,429
0.3
5,423
(1)(2)
First Advantage Corp.
83,460
0.0
5,321
(1)
Fluence Energy, Inc.
57,467
0.0
11,228
(1)
Fluor Corp.
472,362
0.2
1,500
(1)
Forward Air Corp.
38,460
0.0
876
(1)
Franklin Covey Co.
17,003
0.0
2,760  Franklin Electric Co.,
Inc.
262,752
0.1
8,885
(1)
Freyr Battery, Inc.
19,369
0.0
6,078
(1)
Frontier Group
Holdings, Inc.
26,834
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,048  FTAI Infrastructure,
Inc.
$ 30,729
0.0
2,462
GATX Corp.
430,358
0.2
2,698  Genco Shipping &
Trading Ltd.
48,024
0.0
9,362
(1)
GEO Group, Inc.
191,827
0.1
2,082
(1)
Gibraltar Industries,
Inc.
130,750
0.1
1,170
Global Industrial Co.
42,904
0.0
1,599
Gorman-Rupp Co.
74,210
0.0
713
(1)
Graham Corp.
39,144
0.0
2,989  Granite Construction,
Inc.
327,744
0.2
4,648
(1)
Great Lakes Dredge &
Dock Corp.
55,730
0.0
2,118
Greenbrier Cos., Inc.
97,788
0.1
2,629
Griffon Corp.
200,198
0.1
5,051
(1)
Healthcare Services
Group, Inc.
85,008
0.1
3,575  Heartland Express,
Inc.
29,959
0.0
1,473  Heidrick & Struggles
International, Inc.
73,311
0.0
2,324  Helios Technologies,
Inc.
121,150
0.1
2,265
Herc Holdings, Inc.
264,235
0.1
8,028
(1)(2)
Hertz Global Holdings,
Inc.
54,590
0.0
4,963
Hillenbrand, Inc.
134,200
0.1
13,833
(1)
Hillman Solutions
Corp.
126,987
0.1
2,354
(2)
Himalaya Shipping Ltd.
19,373
0.0
3,145
HNI Corp.
147,343
0.1
4,044  Hub Group, Inc.
- Class A
139,275
0.1
3,020
(1)
Hudson Technologies,
Inc.
29,989
0.0
1,198
(1)
Huron Consulting
Group, Inc.
175,830
0.1
8,993
(1)
Hyliion Holdings Corp.
17,716
0.0
883  Hyster-Yale Materials
Handling, Inc.
32,547
0.0
784
(1)
IBEX Holdings Ltd.
31,768
0.0
1,298
ICF International, Inc.
120,454
0.1
623
(1)
IES Holdings, Inc.
247,736
0.1
2,064
(1)
Innodata, Inc.
159,073
0.1
2,468
Insperity, Inc.
121,426
0.1
1,326
Insteel Industries, Inc.
50,839
0.0
3,966
Interface, Inc.
114,776
0.1
7,429
(1)
Intuitive Machines, Inc.
78,153
0.0
9,443
(1)
Janus International
Group, Inc.
93,202
0.1
6,234
(1)
JELD-WEN Holding,
Inc.
30,609
0.0
21,875
(1)
JetBlue Airways Corp.
107,625
0.1
31,816
(1)(2)
Joby Aviation, Inc.
513,510
0.3
3,607  John Bean
Technologies Corp.
506,603
0.3
809
Kadant, Inc.
240,742
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,514  Kelly Services, Inc.
- Class A
$ 32,984
0.0
5,175
Kennametal, Inc.
108,313
0.1
1,332
Kforce, Inc.
39,933
0.0
3,549
Korn Ferry
248,359
0.1
11,472
(1)
Kratos Defense &
Security Solutions, Inc.
1,048,197
0.5
2,356
(1)
KULR Technology
Group, Inc.
9,801
0.0
856
(1)
L B Foster Co. - Class
A
23,069
0.0
8,320
(1)
Legalzoom.com, Inc.
86,362
0.1
725
(1)
Limbach Holdings, Inc.
70,412
0.0
746
Lindsay Corp.
104,858
0.1
1,650
(1)
Liquidity Services, Inc.
45,260
0.0
2,093
LSI Industries, Inc.
49,416
0.0
2,206
Luxfer Holdings PLC
30,663
0.0
2,639
(1)
Manitowoc Co., Inc.
26,416
0.0
4,122
Marten Transport Ltd.
43,941
0.0
8,849
(1)
Masterbrand, Inc.
116,541
0.1
1,975
(1)
Matrix Service Co.
25,833
0.0
2,238
Matson, Inc.
220,644
0.1
2,157  Matthews International
Corp. - Class A
52,372
0.0
3,921
Maximus, Inc.
358,262
0.2
1,203
(1)
Mayville Engineering
Co., Inc.
16,553
0.0
1,708
McGrath RentCorp
200,348
0.1
3,576
(1)
Mercury Systems, Inc.
276,782
0.1
14,053
(1)
Microvast Holdings,
Inc.
54,104
0.0
848
Miller Industries, Inc.
34,276
0.0
4,779
MillerKnoll, Inc.
84,779
0.1
2,298
(1)
Montrose
Environmental Group,
Inc.
63,103
0.0
1,933
Moog, Inc. - Class A
401,426
0.2
5,861
(1)
MRC Global, Inc.
84,516
0.0
10,741  Mueller Water
Products, Inc. - Class A
274,110
0.1
1,075
(1)
MYR Group, Inc.
223,632
0.1
2,093
(1)(2)
NANO Nuclear Energy,
Inc.
80,706
0.0
379  National Presto
Industries, Inc.
42,505
0.0
5,868
(1)
Newpark Resources,
Inc.
66,367
0.0
9,911
(1)
Nextracker, Inc. - Class
A
733,315
0.4
707
(1)
Northwest Pipe Co.
37,422
0.0
7,389
(1)
NOW, Inc.
112,682
0.1
8,732
(1)(2)
NuScale Power Corp.
314,352
0.2
7,323
(1)
OPENLANE, Inc.
210,756
0.1
2,781
(1)
Orion Group Holdings,
Inc.
23,138
0.0
1,811
(1)(2)
Palladyne AI Corp.
15,557
0.0
1,553
Park Aerospace Corp.
31,588
0.0
1,413
(1)
Perma-Fix
Environmental
Services, Inc.
14,271
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,080
Pitney Bowes, Inc.
$ 137,833
0.1
15,639
(1)
Planet Labs PBC
202,994
0.1
74,332
(1)(2)
Plug Power, Inc.
173,194
0.1
653
Powell Industries, Inc.
199,041
0.1
434
(1)
Power Solutions
International, Inc.
42,628
0.0
166  Preformed Line
Products Co.
32,561
0.0
3,726  Primoris Services
Corp.
511,692
0.3
1,731
(1)
Proficient Auto
Logistics, Inc.
11,927
0.0
1,714
(1)
Proto Labs, Inc.
85,751
0.1
2,225
Quad/Graphics, Inc.
13,929
0.0
3,358  Quanex Building
Products Corp.
47,751
0.0
3,039
(1)
Radiant Logistics, Inc.
17,930
0.0
3,166
(1)
Redwire Corp.
28,462
0.0
9,514
(1)
Resideo Technologies,
Inc.
410,815
0.2
325
(1)
Resolute Holdings
Management, Inc.
23,449
0.0
3,372
REV Group, Inc.
191,091
0.1
4,923
(1)(2)
Richtech Robotics, Inc.
- Class B
21,120
0.0
4,279  Rush Enterprises, Inc.
- Class A
228,798
0.1
534  Rush Enterprises, Inc.
- Class B
30,662
0.0
11,108
(1)
RXO, Inc.
170,841
0.1
4,956
(1)(2)
Satellogic, Inc. - Class
A
16,256
0.0
11,923
(1)
Shoals Technologies
Group, Inc. - Class A
88,349
0.1
2,770
(1)
SkyWest, Inc.
278,717
0.1
1,957
(1)
Spire Global, Inc.
21,507
0.0
3,310
(1)
SPX Technologies, Inc.
618,242
0.3
811  Standex International
Corp.
171,851
0.1
6,084  Steelcase, Inc. - Class
A
104,645
0.1
2,054
(1)
Sterling Infrastructure,
Inc.
697,703
0.4
3,462
(1)
Sun Country Airlines
Holdings, Inc.
40,886
0.0
14,456
(1)
Sunrun, Inc.
249,944
0.1
1,653
Tecnoglass, Inc.
110,602
0.1
1,318
Tennant Co.
106,837
0.1
4,494
Terex Corp.
230,542
0.1
2,436
(1)
Thermon Group
Holdings, Inc.
65,090
0.0
3,334
(1)
Titan International, Inc.
25,205
0.0
1,557
(1)
Titan Machinery, Inc.
26,064
0.0
660
(1)
Transcat, Inc.
48,312
0.0
2,089
TriNet Group, Inc.
139,733
0.1
5,554
Trinity Industries, Inc.
155,734
0.1
2,499
(1)
TrueBlue, Inc.
15,319
0.0
3,051
(1)
Tutor Perini Corp.
200,115
0.1
4,099
UFP Industries, Inc.
383,216
0.2
1,039
UniFirst Corp.
173,710
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
559  Universal Logistics
Holdings, Inc.
$ 13,103
0.0
8,506
(1)
Upwork, Inc.
157,956
0.1
1,122
(1)
V2X, Inc.
65,177
0.0
11,188
(1)
Verra Mobility Corp.
276,344
0.1
7,902
Vestis Corp.
35,796
0.0
1,587
(1)
Vicor Corp.
78,906
0.0
783
(1)
Voyager Technologies,
Inc. - Class A
23,318
0.0
1,396
VSE Corp.
232,071
0.1
3,144
Wabash National Corp.
31,031
0.0
1,876  Watts Water
Technologies, Inc.
- Class A
523,929
0.3
3,952  Werner Enterprises,
Inc.
104,017
0.1
973
(1)
Willdan Group, Inc.
94,079
0.1
215  Willis Lease Finance
Corp.
29,474
0.0
2,582
(1)
WNS Holdings Ltd.
196,929
0.1
2,182  Worthington Industries,
Inc.
121,079
0.1
2,965
(1)
Xometry, Inc. - Class A
161,504
0.1
10,283  Zurn Elkay Water
Solutions Corp.
483,610
0.2
34,604,590
17.3
Information Technology : 15.2%
9,407
(1)
8x8, Inc.
19,943
0.0
2,047
(1)
908 Devices, Inc.
17,932
0.0
4,996
A10 Networks, Inc.
90,677
0.1
7,301
(1)
ACI Worldwide, Inc.
385,274
0.2
3,481
(1)
ACM Research, Inc.
- Class A
136,212
0.1
7,452
Adeia, Inc.
125,194
0.1
5,271
(1)
ADTRAN Holdings,
Inc.
49,442
0.0
2,593  Advanced Energy
Industries, Inc.
441,173
0.2
2,013
(1)
Aehr Test Systems
60,611
0.0
706
(1)
Aeluma, Inc.
11,367
0.0
2,158
(1)
Aeva Technologies,
Inc.
31,291
0.0
1,792
(1)
Agilysys, Inc.
188,608
0.1
1,466
(1)
Airship AI Holdings,
Inc.
7,579
0.0
3,245
(1)
Alarm.com Holdings,
Inc.
172,245
0.1
4,624
(1)
Alkami Technology,
Inc.
114,860
0.1
1,713
(1)
Alpha & Omega
Semiconductor Ltd.
47,896
0.0
2,797
(1)
Ambarella, Inc.
230,808
0.1
5,927
(1)
Amplitude, Inc. - Class
A
63,537
0.0
2,714
(1)
Appian Corp. - Class A
82,967
0.0
14,664
(1)(2)
Applied Digital Corp.
336,392
0.2
3,650
(1)(2)
Applied
Optoelectronics, Inc.
94,645
0.1
6,820
(1)
Arlo Technologies, Inc.
115,599
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
1,866
(1)
Arteris, Inc.
$ 18,847
0.0
6,258
(1)
Asana, Inc. - Class A
83,607
0.0
2,995
(1)
ASGN, Inc.
141,813
0.1
2,194
(1)
Atomera, Inc.
9,698
0.0
9,154
(1)
AvePoint, Inc.
137,402
0.1
907
(1)
Aviat Networks, Inc.
20,798
0.0
2,211
(1)
Axcelis Technologies,
Inc.
215,882
0.1
3,985
(1)
Backblaze, Inc. - Class
A
36,981
0.0
2,033
Badger Meter, Inc.
363,053
0.2
831  Bel Fuse, Inc. - Class
B
117,188
0.1
2,724
Belden, Inc.
327,616
0.2
2,411  Benchmark
Electronics, Inc.
92,944
0.1
19,902
(1)(2)
BigBear.ai Holdings,
Inc.
129,761
0.1
5,348
(1)
BigCommerce
Holdings, Inc.
26,687
0.0
21,256
(1)(2)
Bit Digital, Inc.
63,768
0.0
6,109
(1)
Bitdeer Technologies
Group - Class A
104,403
0.1
211
(1)
BK Technologies Corp.
17,825
0.0
2,690
(1)
Blackbaud, Inc.
172,994
0.1
3,758
(1)
Blackline, Inc.
199,550
0.1
4,816
(1)
Blaize Holdings, Inc.
16,615
0.0
15,173
(1)
Blend Labs, Inc.
- Class A
55,381
0.0
9,633
(1)
Box, Inc. - Class A
310,857
0.2
5,198
(1)
Braze, Inc. - Class A
147,831
0.1
8,268
(1)
C3.ai, Inc. - Class A
143,367
0.1
4,064
(1)
Calix, Inc.
249,408
0.1
2,948
(1)
Cerence, Inc.
36,732
0.0
1,556
(1)
CEVA, Inc.
41,094
0.0
18,032
(1)(2)
Cipher Mining, Inc.
227,023
0.1
19,154
(1)
Cleanspark, Inc.
277,733
0.1
5,869  Clear Secure, Inc.
- Class A
195,907
0.1
867
(1)
Clearfield, Inc.
29,808
0.0
17,105
(1)
Clearwater Analytics
Holdings, Inc. - Class A
308,232
0.2
285  Climb Global
Solutions, Inc.
38,429
0.0
3,176
(1)
Cohu, Inc.
64,568
0.0
14,617
(1)
CommScope Holding
Co., Inc.
226,271
0.1
3,072
(1)
CommVault Systems,
Inc.
579,932
0.3
3,023
(1)
CompoSecure, Inc.
- Class A
62,939
0.0
1,459
(1)
Consensus Cloud
Solutions, Inc.
42,851
0.0
19,300
(1)(2)
Core Scientific, Inc.
346,242
0.2
480
(1)
CoreCard Corp.
12,922
0.0
3,274
(1)
Corsair Gaming, Inc.
29,204
0.0
10,143
(1)
Credo Technology
Group Holding Ltd.
1,476,922
0.7
2,086
CTS Corp.
83,315
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
93
(1)
Daily Journal Corp.
$ 43,258
0.0
2,811
(1)
Daktronics, Inc.
58,806
0.0
1,755
(1)
Diebold Nixdorf, Inc.
100,088
0.1
2,503
(1)
Digi International, Inc.
91,259
0.1
1,133
(1)
Digimarc Corp.
11,069
0.0
7,147
(1)
Digital Turbine, Inc.
45,741
0.0
4,469
(1)
DigitalOcean Holdings,
Inc.
152,661
0.1
3,154
(1)
Diodes, Inc.
167,824
0.1
2,430
(1)
Domo, Inc. - Class B
38,491
0.0
21,197
(1)
D-Wave Quantum, Inc.
523,778
0.3
4,403
(1)
Eastman Kodak Co.
28,223
0.0
1,814
ePlus, Inc.
128,812
0.1
1,744
(1)
EverCommerce, Inc.
19,411
0.0
8,053
(1)
Evolv Technologies
Holdings, Inc.
60,800
0.0
4,588
(1)
Expensify, Inc. - Class
A
8,488
0.0
8,979
(1)
Extreme Networks, Inc.
185,416
0.1
2,484
(1)
Fabrinet
905,716
0.5
9,578
(1)
Fastly, Inc. - Class A
81,892
0.0
5,165
(1)
Five9, Inc.
124,993
0.1
5,342
(1)
FormFactor, Inc.
194,556
0.1
456
(1)(2)
Frequency Electronics,
Inc.
15,463
0.0
14,021
(1)
Freshworks, Inc.
- Class A
165,027
0.1
4,747
(1)
Grid Dynamics
Holdings, Inc.
36,599
0.0
1,932
Hackett Group, Inc.
36,727
0.0
7,806
(1)
Harmonic, Inc.
79,465
0.0
6,418
(1)
Hut 8 Corp.
223,411
0.1
1,702
(1)
I3 Verticals, Inc.
- Class A
55,247
0.0
2,364
(1)
Ichor Holdings Ltd.
41,417
0.0
2,320
Immersion Corp.
17,029
0.0
1,793
(1)
Impinj, Inc.
324,085
0.2
13,678
(1)
indie Semiconductor,
Inc. - Class A
55,670
0.0
756
(1)
Inseego Corp.
11,317
0.0
1,911
(1)
Insight Enterprises,
Inc.
216,727
0.1
3,800
(1)
Intapp, Inc.
155,420
0.1
1,794
InterDigital, Inc.
619,343
0.3
18,958
(1)
IonQ, Inc.
1,165,917
0.6
3,107
(1)
Itron, Inc.
387,008
0.2
5,411
(1)
Jamf Holding Corp.
57,898
0.0
6,236
(1)
Kaltura, Inc.
8,980
0.0
1,786
(1)
Kimball Electronics,
Inc.
53,330
0.0
5,907
(1)
Knowles Corp.
137,692
0.1
10,913
(1)
Kopin Corp.
26,519
0.0
3,519  Kulicke & Soffa
Industries, Inc.
143,012
0.1
1,073
(1)
Life360, Inc.
114,060
0.1
4,412
(1)
LiveRamp Holdings,
Inc.
119,742
0.1
25,239
(1)(2)
Marathon Digital
Holdings, Inc.
460,864
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,565
(1)
MaxLinear, Inc.
$ 89,485
0.1
2,339
(1)
Mercurity Fintech
Holding, Inc.
57,493
0.0
2,325
(1)
MeridianLink, Inc.
46,337
0.0
2,386  Methode Electronics,
Inc.
18,014
0.0
17,741
(1)
MicroVision, Inc.
21,999
0.0
16,139
(1)
Mirion Technologies,
Inc.
375,393
0.2
3,410
(1)
Mitek Systems, Inc.
33,316
0.0
5,109
(1)
N-able, Inc.
39,850
0.0
2,419  Napco Security
Technologies, Inc.
103,896
0.1
9,091
(1)(2)
Navitas Semiconductor
Corp.
65,637
0.0
5,126
(1)
NCR Atleos Corp.
201,503
0.1
9,871
(1)
NCR Corp.
123,881
0.1
763
(1)
Neonode, Inc.
2,663
0.0
1,878
(1)
NETGEAR, Inc.
60,828
0.0
4,756
(1)
NetScout Systems,
Inc.
122,848
0.1
6,053
(1)
NextNav, Inc.
86,558
0.0
3,388
(1)
nLight, Inc.
100,386
0.1
2,475
(1)
Novanta, Inc.
247,871
0.1
335
NVE Corp.
21,865
0.0
2,570
OneSpan, Inc.
40,837
0.0
2,101
(1)
Ooma, Inc.
25,191
0.0
1,109
(1)
OSI Systems, Inc.
276,407
0.1
3,458
(1)
Ouster, Inc.
93,539
0.1
3,102
(1)
Pagaya Technologies
Ltd. - Class A
92,098
0.1
5,881
(1)
PagerDuty, Inc.
97,154
0.1
2,769
(1)
PAR Technology Corp.
109,597
0.1
816
PC Connection, Inc.
50,584
0.0
2,244
(1)
PDF Solutions, Inc.
57,940
0.0
3,612
(1)
Penguin Solutions, Inc.
94,923
0.1
4,111
(1)
Photronics, Inc.
94,347
0.1
1,859
(1)
Plexus Corp.
268,979
0.1
5,498
(1)
Porch Group, Inc.
92,256
0.1
3,916  Power Integrations,
Inc.
157,462
0.1
8,789
(1)
Powerfleet, Inc. NJ
46,054
0.0
2,922  Progress Software
Corp.
128,364
0.1
3,084
(1)
PROS Holdings, Inc.
70,654
0.0
4,299
(1)
Q2 Holdings, Inc.
311,205
0.2
2,537
(1)
Qualys, Inc.
335,721
0.2
9,194
(1)
Quantum Computing,
Inc.
169,262
0.1
7,427
(1)
Rambus, Inc.
773,893
0.4
4,415
(1)
Rapid7, Inc.
82,781
0.0
5,795
(1)
Red Cat Holdings, Inc.
59,978
0.0
793
Red Violet, Inc.
41,434
0.0
10,004
(1)(2)
Rezolve AI PLC
49,820
0.0
6,954
(1)
Ribbon
Communications, Inc.
26,425
0.0
21,904
(1)
Rigetti Computing, Inc.
652,520
0.3
3,438
(1)
Rimini Street, Inc.
16,090
0.0
23,725
(1)
Riot Platforms, Inc.
451,487
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
1,318
(1)
Rogers Corp.
$ 106,046
0.1
3,610
(1)
Sanmina Corp.
415,547
0.2
2,155  Sapiens International
Corp. NV
92,665
0.1
1,497
(1)
ScanSource, Inc.
65,853
0.0
3,248
(1)
SEMrush Holdings,
Inc. - Class A
22,996
0.0
5,998
(1)
Semtech Corp.
428,557
0.2
2,217
(1)
Silicon Laboratories,
Inc.
290,715
0.2
1,467
(1)
SiTime Corp.
442,022
0.2
1,733
(1)(2)
SkyWater Technology,
Inc.
32,338
0.0
25,210
(1)(2)
SoundHound AI, Inc.
- Class A
405,377
0.2
824
(1)
SoundThinking, Inc.
9,937
0.0
7,920
(1)
Sprinklr, Inc. - Class A
61,142
0.0
3,550
(1)
Sprout Social, Inc.
- Class A
45,866
0.0
2,627
(1)
SPS Commerce, Inc.
273,576
0.1
2,631
(1)
Synaptics, Inc.
179,803
0.1
4,015
(1)
Telos Corp.
27,463
0.0
8,170
(1)
Tenable Holdings, Inc.
238,237
0.1
19,341
(1)
Terawulf, Inc.
220,874
0.1
1,283
(1)
TSS, Inc.
23,235
0.0
6,975
(1)
TTM Technologies, Inc.
401,760
0.2
625
(1)
Tucows, Inc. - Class A
11,597
0.0
1,093
(1)
Turtle Beach Corp.
17,379
0.0
3,009
(1)
Ultra Clean Holdings,
Inc.
81,995
0.0
4,802
(1)
Unisys Corp.
18,728
0.0
7,617
(1)
Varonis Systems, Inc.
437,749
0.2
3,900
(1)
Veeco Instruments,
Inc.
118,677
0.1
4,249
(1)
Verint Systems, Inc.
86,042
0.0
4,468
(1)
Vertex, Inc. - Class A
110,762
0.1
1,165
(1)
Viant Technology, Inc.
- Class A
10,054
0.0
8,008
(1)
Viasat, Inc.
234,634
0.1
15,035
(1)
Viavi Solutions, Inc.
190,794
0.1
8,345  Vishay Intertechnology,
Inc.
127,679
0.1
916
(1)
Vishay Precision
Group, Inc.
29,358
0.0
4,129
(1)
VTEX - Class A
18,085
0.0
4,694
(1)(2)
Vuzix Corp.
14,692
0.0
4,068
(1)
Weave
Communications, Inc.
27,174
0.0
3,493
(1)
Workiva, Inc.
300,677
0.2
8,136
Xerox Holdings Corp.
30,591
0.0
3,296
(1)
Xperi, Inc.
21,358
0.0
7,402
(1)
Yext, Inc.
63,065
0.0
12,864
(1)
Zeta Global Holdings
Corp. - Class A
255,608
0.1
30,385,435
15.2
Materials : 4.1%
1,972
AdvanSix, Inc.
38,217
0.0
815
(1)
Alpha Metallurgical
Resources, Inc.
133,733
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
6,104
(1)
American Battery
Technology Co.
$ 29,665
0.0
2,504
(1)
American Vanguard
Corp.
14,373
0.0
10,250  Ardagh Metal
Packaging SA
40,898
0.0
2,607
(1)
Arq, Inc.
18,666
0.0
5,152
(1)
ASP Isotopes, Inc.
49,562
0.0
4,659
(1)(2)
Aspen Aerogels, Inc.
32,427
0.0
6,295
Avient Corp.
207,420
0.1
2,249
Balchem Corp.
337,485
0.2
3,733
Cabot Corp.
283,895
0.2
1,280  Caledonia Mining
Corp. PLC
46,349
0.0
3,550
(1)
Century Aluminum Co.
104,228
0.1
10,259
Chemours Co.
162,503
0.1
1,138
(1)
Clearwater Paper
Corp.
23,625
0.0
44,083
(1)
Coeur Mining, Inc.
826,997
0.4
7,743  Commercial Metals
Co.
443,519
0.2
2,345
(1)
Compass Minerals
International, Inc.
45,024
0.0
9,787
(1)
Constellium SE
145,631
0.1
617
(1)
Contango ORE, Inc.
15,382
0.0
2,347
(1)
Critical Metals Corp.
14,598
0.0
6,600
(1)
Dakota Gold Corp.
30,030
0.0
8,061
(1)
Ecovyst, Inc.
70,614
0.0
8,727
Ferroglobe PLC
39,708
0.0
1,054
(1)
Flotek Industries, Inc.
15,388
0.0
2,095
Greif, Inc. - Class A
125,197
0.1
1,360
Hawkins, Inc.
248,499
0.1
3,765
HB Fuller Co.
223,189
0.1
41,398
Hecla Mining Co.
500,916
0.3
971
(1)
Idaho Strategic
Resources, Inc.
32,810
0.0
2,489
(1)
Ingevity Corp.
137,368
0.1
1,710
Innospec, Inc.
131,944
0.1
773
(1)
Intrepid Potash, Inc.
23,638
0.0
6,068
(1)
Ivanhoe Electric, Inc.
/ US
76,153
0.0
1,089
Kaiser Aluminum Corp.
84,027
0.1
3,967
(1)
Knife River Corp.
304,943
0.2
1,432
Koppers Holdings, Inc.
40,096
0.0
2,205
(1)
Lifezone Metals Ltd.
12,083
0.0
4,022
(1)
LSB Industries, Inc.
31,693
0.0
2,341
(1)
Magnera Corp.
27,437
0.0
1,421
Materion Corp.
171,671
0.1
3,784
Mativ Holdings, Inc.
42,797
0.0
4,503
(1)
Metals Acquisition Ltd.
- Class A
54,982
0.0
2,194  Minerals Technologies,
Inc.
136,291
0.1
2,635
Myers Industries, Inc.
44,637
0.0
4,672
(1)
NioCorp Developments
Ltd.
31,209
0.0
20,171
(1)
Novagold Resources,
Inc.
177,505
0.1
10,525
(1)
O-I Glass, Inc.
136,509
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
773
Olympic Steel, Inc.
$ 23,538
0.0
3,912
Orion SA
29,653
0.0
9,700
(1)
Perimeter Solutions,
Inc.
217,183
0.1
4,982
(1)
Perpetua Resources
Corp.
100,786
0.1
8,943
(1)(2)
PureCycle
Technologies, Inc.
117,601
0.1
945  Quaker Chemical
Corp.
124,504
0.1
2,039  Ramaco Resources,
Inc. - Class A
67,674
0.0
3,577
(1)
Ranpak Holdings Corp.
20,103
0.0
4,848
(1)
Rayonier Advanced
Materials, Inc.
35,003
0.0
2,020
Ryerson Holding Corp.
46,177
0.0
2,911  Sensient Technologies
Corp.
273,197
0.1
1,599
(1)
Solesence, Inc.
5,149
0.0
14,146
(1)
SSR Mining, Inc.
345,445
0.2
1,527
Stepan Co.
72,838
0.0
5,941
SunCoke Energy, Inc.
48,479
0.0
2,338
Sylvamo Corp.
103,386
0.1
2,807
(1)
TimkenSteel Corp.
46,400
0.0
1,713
Titan America SA
25,592
0.0
2,117
(1)
Tredegar Corp.
17,000
0.0
2,366
TriMas Corp.
91,422
0.1
2,489
Trinseo PLC
5,849
0.0
8,385
Tronox Holdings PLC
33,708
0.0
6,494
(1)(2)
United States
Antimony Corp.
40,263
0.0
745  United States Lime &
Minerals, Inc.
98,005
0.1
854
(1)
US Gold Corp.
14,074
0.0
3,585
Warrior Met Coal, Inc.
228,149
0.1
2,279
Worthington Steel, Inc.
69,259
0.0
8,265,968
4.1
Real Estate : 5.6%
9,006
Acadia Realty Trust
181,471
0.1
5,103  Alexander & Baldwin,
Inc.
92,824
0.1
170
Alexander's, Inc.
39,863
0.0
3,627  American Assets Trust,
Inc.
73,701
0.0
11,084  American Healthcare
REIT, Inc.
465,639
0.2
7,764
(1)
Anywhere Real Estate,
Inc.
82,221
0.0
9,675  Apartment Investment
and Management Co.
- Class A
76,723
0.0
15,203  Apple Hospitality REIT,
Inc.
182,588
0.1
5,768  Armada Hoffler
Properties, Inc.
40,434
0.0
5,153  Braemar Hotels &
Resorts, Inc.
14,068
0.0
12,329  Brandywine Realty
Trust
51,412
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
12,950  Broadstone Net Lease,
Inc.
$ 231,417
0.1
14,479
CareTrust REIT, Inc.
502,132
0.3
1,592  CBL & Associates
Properties, Inc.
48,683
0.0
1,178
Centerspace
69,384
0.0
3,429  Chatham Lodging
Trust
23,009
0.0
3,417
City Office REIT, Inc.
23,782
0.0
2,078  Community Healthcare
Trust, Inc.
31,793
0.0
31,580
(1)
Compass, Inc. - Class
A
253,587
0.1
7,830  COPT Defense
Properties
227,540
0.1
2,231  CTO Realty Growth,
Inc.
36,365
0.0
6,713  Curbline Properties
Corp.
149,700
0.1
15,886
(1)
Cushman & Wakefield
PLC
252,905
0.1
13,952  DiamondRock
Hospitality Co.
111,058
0.1
15,664  Diversified Healthcare
Trust
69,078
0.0
5,544
(1)
Douglas Elliman, Inc.
15,856
0.0
11,082
Douglas Emmett, Inc.
172,547
0.1
2,808  Easterly Government
Properties, Inc.
64,387
0.0
6,085
Elme Communities
102,593
0.1
9,435  Empire State Realty
Trust, Inc. - Class A
72,272
0.0
13,633  Essential Properties
Realty Trust, Inc.
405,718
0.2
5,587
(2)
eXp World Holdings,
Inc.
59,557
0.0
3,273  Farmland Partners,
Inc.
35,610
0.0
1,503
(1)
Forestar Group, Inc.
39,965
0.0
6,903  Four Corners Property
Trust, Inc.
168,433
0.1
1,097
(1)
FRP Holdings, Inc.
26,723
0.0
3,691
Getty Realty Corp.
99,030
0.1
3,213  Gladstone Commercial
Corp.
39,584
0.0
2,650
(2)
Gladstone Land Corp.
24,274
0.0
959  Global Medical REIT,
Inc.
32,328
0.0
13,531
Global Net Lease, Inc.
110,007
0.1
23,173
(1)
Hudson Pacific
Properties, Inc.
63,958
0.0
15,896  Independence Realty
Trust, Inc.
260,535
0.1
4,574  Industrial Logistics
Properties Trust
26,666
0.0
1,949  Innovative Industrial
Properties, Inc.
104,427
0.1
5,464  InvenTrust Properties
Corp.
156,380
0.1
4,608
JBG SMITH Properties
102,528
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
8,722  Kennedy-Wilson
Holdings, Inc.
$ 72,567
0.0
15,125  Kite Realty Group
Trust
337,288
0.2
19,559
L.P. Industrial Trust
175,249
0.1
3,182
LTC Properties, Inc.
117,289
0.1
17,547
Macerich Co.
319,355
0.2
1,767  Marcus & Millichap,
Inc.
51,861
0.0
3,212  National Health
Investors, Inc.
255,354
0.1
1,103  NET Lease Office
Properties
32,715
0.0
5,626
(2)
NetSTREIT Corp.
101,606
0.1
9,342  Newmark Group, Inc.
- Class A
174,228
0.1
1,652  NexPoint Residential
Trust, Inc.
53,227
0.0
1,646  One Liberty Properties,
Inc.
36,410
0.0
9,667
Outfront Media, Inc.
177,099
0.1
13,265
(1)
Paramount Group, Inc.
86,753
0.1
2,853
Peakstone Realty Trust
37,431
0.0
7,971  Pebblebrook Hotel
Trust
90,790
0.1
8,685  Phillips Edison & Co.,
Inc.
298,156
0.2
8,956  Piedmont Office Realty
Trust, Inc. - Class A
80,604
0.0
2,895  Plymouth Industrial
REIT, Inc.
64,645
0.0
5,416
PotlatchDeltic Corp.
220,702
0.1
7,777
(1)
Real Brokerage, Inc.
32,508
0.0
10,167
RLJ Lodging Trust
73,202
0.0
1,410  RMR Group, Inc.
- Class A
22,179
0.0
4,030  Ryman Hospitality
Properties, Inc.
361,048
0.2
16,451  Sabra Health Care
REIT, Inc.
306,647
0.2
4,181
Safehold, Inc.
64,764
0.0
1,153
Saul Centers, Inc.
36,746
0.0
11,517  Service Properties
Trust
31,211
0.0
3,922
Sila Realty Trust, Inc.
98,442
0.1
3,366
SITE Centers Corp.
30,328
0.0
4,936
SL Green Realty Corp.
295,222
0.2
1,869  Smartstop Self Storage
REIT, Inc.
70,349
0.0
2,646
St Joe Co.
130,924
0.1
639
(1)
Stratus Properties, Inc.
13,521
0.0
7,579  Summit Hotel
Properties, Inc.
41,609
0.0
13,459  Sunstone Hotel
Investors, Inc.
126,111
0.1
7,686  Tanger Factory Outlet
Centers, Inc.
260,094
0.1
1,675
(1)
Tejon Ranch Co.
26,767
0.0
7,011
Terreno Realty Corp.
397,874
0.2
5,594
UMH Properties, Inc.
83,071
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
1,077  Universal Health
Realty Income Trust
$ 42,186
0.0
8,700
Urban Edge Properties
178,089
0.1
5,576
Veris Residential, Inc.
84,755
0.1
3,727
Whitestone REIT
45,768
0.0
6,942  Xenia Hotels &
Resorts, Inc.
95,244
0.1
11,246,743
5.6
Utilities : 3.2%
3,896
ALLETE, Inc.
258,694
0.1
2,659  American States Water
Co.
194,958
0.1
5,464
Avista Corp.
206,594
0.1
4,943
Black Hills Corp.
304,439
0.1
8,347  Brookfield
Infrastructure Corp.
- Class A
343,229
0.2
4,244
(1)
Cadiz, Inc.
20,032
0.0
4,091  California Water
Service Group
187,736
0.1
1,613  Chesapeake Utilities
Corp.
217,255
0.1
1,108  Consolidated Water
Co. Ltd.
39,090
0.0
1,586  Genie Energy Ltd.
- Class B
23,711
0.0
2,175
(1)
Hallador Energy Co.
42,565
0.0
12,002
(1)
Hawaiian Electric
Industries, Inc.
132,502
0.1
2,568
MGE Energy, Inc.
216,174
0.1
1,236
Middlesex Water Co.
66,892
0.0
5,592
(1)
Montauk Renewables,
Inc.
11,240
0.0
7,023  New Jersey Resources
Corp.
338,158
0.2
2,829  Northwest Natural
Holding Co.
127,107
0.1
4,226
NorthWestern Corp.
247,686
0.1
7,452
(1)(2)
Oklo, Inc.
831,867
0.4
4,127
ONE Gas, Inc.
334,039
0.2
4,228  Ormat Technologies,
Inc.
406,945
0.2
2,735
Otter Tail Corp.
224,188
0.1
6,351
PNM Resources, Inc.
359,149
0.2
7,459  Portland General
Electric Co.
328,196
0.2
1,843
(1)
Pure Cycle Corp.
20,402
0.0
2,282
SJW Group
111,133
0.1
4,512  Southwest Gas
Holdings, Inc.
353,470
0.2
4,003
Spire, Inc.
326,325
0.2
1,197
Unitil Corp.
57,288
0.0
1,197
York Water Co.
36,413
0.0
6,367,477
3.2
Total Common Stock
(Cost $149,215,966)
194,620,191
97.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
RIGHTS : 0.0%
Health Care : 0.0%
18,730
(3)(4)
Cartesian
Therapeutics, Inc. CVR
$ 3,371
0.0
8,741
(3)(4)
Chinook Therapeutics,
Inc. CVR
3,409
0.0
3,559
(3)(4)
Inhibrx, Inc. CVR
14,628
0.0
21,408
0.0
Total Rights
(Cost $—)
21,408
0.0
WARRANTS : 0.0%
Health Care : 0.0%
165
Pulse Biosciences, Inc.
1,204
0.0
Total Warrants
(Cost $—)
1,204
0.0
Total Long-Term
Investments
(Cost $149,215,966)
194,642,803
97.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.4%
Time Deposits : 0.6%
190,000
(5)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 190,000
0.1
180,000
(5)
DZ Bank AG,
4.080
%,
10/01/2025 180,000
0.1
180,000
(5)
HSBC Bank PLC,
4.130
%,
10/01/2025 180,000
0.0
190,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 190,000
0.1
190,000
(5)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 190,000
0.1
190,000
(5)
Royal Bank of Canada,
4.140
%,
10/01/2025 190,000
0.1
190,000
(5)
Societe Generale S.A.,
4.090
%,
10/01/2025 190,000
0.1
Total Time Deposits
(Cost $1,310,000)
1,310,000
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 3.4%
55,869
(5)
Bank of America
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$55,875, collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $56,986, due
11/15/41-05/15/54)
$ 55,869
0.0
1,817,573
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,817,783,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,853,947, due
08/27/27-09/01/55)
1,817,573
0.9
1,817,573
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,817,783,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,853,924, due
08/01/32-06/01/64)
1,817,573
0.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
116,016
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $116,029,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $118,336, due
07/15/26-08/15/54)
$ 116,016
0.1
416,195
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $416,243,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $424,519, due
12/31/31-05/31/32)
416,195
0.2
49,023
(5)
Mizuho Securities
USA LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$49,029, collateralized
by various U.S.
Government
Securities, 0.750%-
4.375%, Market
Value plus accrued
interest $50,003, due
05/31/26-09/30/32)
49,023
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
575,417
(5)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $575,483,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $586,925, due
11/18/25-08/15/55)
$ 575,417
0.3
1,747,461
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $1,747,662,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,782,411, due
01/15/29-10/01/55)
1,747,461
0.9
185,204
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $185,225,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $188,908, due
10/23/25-08/15/55)
185,204
0.1
Total Repurchase
Agreements
(Cost $6,780,331)
6,780,331
3.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.4%
4,773,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $4,773,000) $ 4,773,000 2.4
Total Short-Term
Investments
(Cost $12,863,331)
$ 12,863,331
6.4
Total Investments in
Securities
(Cost $162,079,297) $ 207,506,134 103.7
Liabilities in Excess
of Other Assets (7,377,988) (3.7)
Net Assets $ 200,128,146 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $21,408 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 5,433,643 $ — $ — $ 5,433,643
Consumer Discretionary 19,155,813 — — 19,155,813
Consumer Staples 3,894,026 — — 3,894,026
Energy 9,415,345 — — 9,415,345
Financials 34,749,866 — — 34,749,866
Health Care 31,101,285 — — 31,101,285
Industrials 34,604,590 — — 34,604,590
Information Technology 30,385,435 — — 30,385,435
Materials 8,265,968 — — 8,265,968
Real Estate 11,246,743 — — 11,246,743
Utilities 6,367,477 — — 6,367,477
Total Common Stock 194,620,191 — — 194,620,191
Rights — — 21,408 21,408
Warrants — 1,204 — 1,204
Short-Term Investments 4,773,000 8,090,331 — 12,863,331
Total Investments, at fair value $ 199,393,191 $ 8,091,535 $ 21,408 $ 207,506,134
Other Financial Instruments+
Futures 94,100 — — 94,100
Total Assets $ 199,487,291 $ 8,091,535 $ 21,408 $ 207,600,234
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, Voya VACS Index Series SC Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Cartesian Therapeutics, Inc. CVR 12/12/2023 $ — $ 3,371
Chinook Therapeutics, Inc. CVR 8/14/2023 — 3,409
Inhibrx, Inc. CVR 5/31/2024 — 14,628
$ — $ 21,408
At September 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 46 12/19/25 $ 5,647,650 $ 94,100
$ 5,647,650 $ 94,100
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 61,536,901
Gross Unrealized Depreciation (16,110,064)
Net Unrealized Appreciation $ 45,426,837